UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: April 30, 2018

Item 1. Reports to Stockholders.

Master Trust

Annual Report  |  April 30, 2018

Includes:

•	Prime Master Fund
•	Government Master Fund
•	Treasury Master Fund
•	Prime CNAV Master Fund
•	Tax-Free Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2017 to April 30, 2018.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

	Beginning account value November 1, 2017	Ending account value April 30, 2018	Expenses paid during period[1] 11/01/17 to 04/30/18	Expense ratio during the period

Prime Master Fund
Actual	$1,000.00	$1,007.70	$0.45	0.09%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.35	0.45	0.09

Government Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Treasury Master Fund
Actual	$1,000.00	$1,006.40	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Prime CNAV Master Fund
Actual	$1,000.00	$1,007.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

Tax-Free Master Fund
Actual	$1,000.00	$1,005.50	$0.50	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.30	0.50	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited)

Prime Master Fund

Characteristics
Weighted average maturity[1]	21 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	43.8%
Canada	10.3
China	9.2
Sweden	8.7
Japan	7.4
Total	79.4%

Portfolio composition[2]
Commercial paper	55.1%
Certificates of deposit	22.8
Time deposits	12.0
Repurchase agreements	9.8
Short-term corporate obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Because the price of interests in Prime Master Fund will fluctuate, when you sell your shares of each related feeder fund, your shares of the related feeder fund may be worth more or less than what you originally paid for them. Prime Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Government Master Fund

Characteristics
Weighted average maturity[1]	24 days

Portfolio composition[2]
US government and agency obligations	72.9%
Repurchase agreements	27.0
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	25 days

Portfolio composition[2]
US government obligations	58.2%
Repurchase agreements	42.5
Other assets less liabilities	(0.7)
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (continued)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	17 days

Top five issuer breakdown by country or territory of origin[2]	Percentage of net assets
United States	54.5%
Canada	8.9
France	7.4
Sweden	7.1
China	6.6
Total	84.5%

Portfolio composition[2]
Commercial paper	51.9%
Repurchase agreements	19.4
Certificates of deposit	16.0
Time deposits	12.4
US government and agency obligations	0.2
Other assets less liabilities	0.1
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Prime CNAV Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Master Trust

Portfolio characteristics at a glance—April 30, 2018 (unaudited) (concluded)

Tax-Free Master Fund

Characteristics
Weighted average maturity[1]	6 days

Portfolio composition[2]
Municipal bonds and notes	94.7%
Tax-exempt commercial paper	5.1
Other assets less liabilities	0.2
Total	100.0%

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Tax-Free Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Tax-Free Master Fund cannot guarantee it will do so. Tax-Free Master Fund may impose a fee upon sale of your shares of each related feeder fund or may temporarily suspend your ability to sell shares of each related feeder fund if Tax-Free Master Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor has no legal obligation to provide financial support to a money market fund, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time.

Not FDIC insured. May lose value. No bank guarantee.

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Time deposits—12.00%
Banking-non-US—12.00%
Branch Banking & Trust Co. 1.670%, due 05/01/18	$100,000,000	$100,000,000
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	200,000,000	200,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	65,000,000	65,000,000
Natixis 1.680%, due 05/01/18	141,000,000	141,000,000
Nordea Bank AB 1.670%, due 05/01/18	62,000,000	62,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	145,000,000	145,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	180,000,000	180,000,000
Total time deposits (cost—$933,000,000)		933,000,000

Certificates of deposit—22.82%
Banking-non-US—19.46%
Bank of Montreal 1.595%, due 05/09/18	32,000,000	31,998,557
1 mo. USD LIBOR + 0.160%, 2.038%, due 05/08/18[1]	15,000,000	15,002,103
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	40,000,000	40,019,075
3 mo. USD LIBOR + 0.180%, 2.488%, due 07/03/18[1]	40,000,000	40,007,791
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	35,000,000	35,001,586
1 mo. USD LIBOR + 0.160%, 2.054%, due 05/18/18[1]	15,000,000	14,995,563
1 mo. USD LIBOR + 0.170%, 2.065%, due 05/08/18[1]	50,000,000	49,945,418
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	38,000,000	38,019,222
Credit Suisse NY 2.190%, due 06/08/18	75,000,000	75,024,157
KBC Bank NV 1.720%, due 05/03/18	185,000,000	184,999,965
Mizuho Bank Ltd. 2.040%, due 05/29/18	79,000,000	79,011,335
2.340%, due 07/06/18	77,000,000	77,039,800
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	46,000,000	46,082,971
Norinchukin Bank Ltd. 1.720%, due 05/02/18	230,000,000	229,999,880
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	38,000,000	37,952,070
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	38,000,000	38,004,984

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Skandinaviska Enskilda Banken AB
3 mo. USD LIBOR + 0.070%, 1.890%, due 05/14/18[1]	$32,000,000	$32,020,450
1.910%, due 07/25/18	32,000,000	31,979,624
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	22,000,000	22,003,610
Sumitomo Mitsui Banking Corp. 2.050%, due 05/23/18	75,000,000	75,009,239
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	10,000,000	10,000,170
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	30,000,000	29,984,956
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	30,000,000	29,984,918
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	38,000,000	38,001,845
3 mo. USD LIBOR + 0.100%, 2.459%, due 07/30/18[1]	38,000,000	38,000,000
Swedbank AB 1.700%, due 05/02/18	127,000,000	126,999,983
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	12,000,000	12,002,689
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	25,000,000	24,996,471
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	9,000,000	8,996,684

		1,513,085,116

Banking-US—3.36%
Branch Banking & Trust Co. 1.680%, due 05/01/18	80,000,000	79,999,948
Citibank N.A.
1 mo. USD LIBOR + 0.160%, 2.057%, due 05/11/18[1]	30,000,000	30,003,119
2.240%, due 07/02/18	75,000,000	75,024,293
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	38,000,000	38,040,766
Wells Fargo Bank N.A.
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	8,500,000	8,500,143
1 mo. USD LIBOR + 0.240%, 2.118%, due 05/08/18[1]	30,000,000	29,983,070

		261,551,339
Total certificates of deposit (cost—$1,774,499,389)		1,774,636,455

Commercial paper[2]—55.15%
Asset backed-miscellaneous—23.04%
Antalis S.A. 2.310%, due 07/05/18	35,440,000	35,301,867
2.310%, due 07/12/18	38,000,000	37,831,171
Atlantic Asset Securitization LLC 1.660%, due 05/01/18	50,000,000	49,997,639

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Barton Capital Corp.
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	$15,000,000	$14,999,067
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/24/18[1]	50,000,000	49,962,228
2.320%, due 07/11/18	21,000,000	20,908,188
CAFCO LLC 2.060%, due 05/29/18	25,000,000	24,962,038
Cancara Asset Securitisation LLC 1.880%, due 05/10/18	76,000,000	75,962,211
1.900%, due 05/15/18	40,000,000	39,968,500
2.040%, due 05/30/18	50,000,000	49,919,167
2.310%, due 07/05/18	55,000,000	54,776,352
Fairway Finance Corp.
1.800%, due 05/16/18	26,100,000	26,078,575
2.170%, due 06/11/18	25,000,000	24,940,267
2.180%, due 06/18/18	30,000,000	29,915,597
2.210%, due 06/19/18	15,000,000	14,956,875
Gotham Funding Corp. 1.900%, due 05/09/18	8,000,000	7,996,520
2.040%, due 05/24/18	25,000,000	24,968,550
2.180%, due 06/06/18	60,687,000	60,565,061
2.200%, due 06/06/18	25,000,000	24,949,767
Liberty Street Funding LLC 1.790%, due 05/10/18	25,000,000	24,987,570
1.820%, due 05/07/18	35,000,000	34,988,022
2.040%, due 05/24/18	32,000,000	31,959,467
2.060%, due 05/29/18	30,000,000	29,953,286
2.120%, due 06/05/18	37,000,000	36,927,258
2.300%, due 07/11/18	46,000,000	45,799,256
2.320%, due 07/02/18	24,000,000	23,911,884
Manhattan Asset Funding Co. LLC 2.090%, due 05/29/18	76,000,000	75,882,024
Nieuw Amsterdam Receivables Corp. 2.090%, due 06/04/18	31,000,000	30,940,988
Old Line Funding LLC 2.020%, due 06/07/18	44,500,000	44,407,230
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	20,000,000	19,996,168
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	35,000,000	34,982,142
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	22,000,000	21,985,318
2.290%, due 07/10/18	25,000,000	24,893,056
2.340%, due 08/13/18	25,000,000	24,825,948
1 mo. USD LIBOR + 0.440%, 2.371%, due 05/15/18[1]	19,500,000	19,507,147
Regency Markets No. 1 LLC 1.750%, due 05/03/18	44,000,000	43,993,693
Sheffield Receivables Corp. 2.320%, due 07/13/18	39,000,000	38,821,950
2.340%, due 07/09/18	61,000,000	60,741,072
Thunder Bay Funding LLC 1.610%, due 05/21/18	50,000,000	49,945,167
2.100%, due 06/11/18	25,000,000	24,941,900
2.100%, due 06/11/18	20,000,000	19,953,520
2.200%, due 06/22/18	25,000,000	24,924,917

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
2.320%, due 07/24/18	$32,000,000	$31,829,093
2.340%, due 08/13/18	36,000,000	35,753,145
1 mo. USD LIBOR + 0.440%, 2.362%, due 05/15/18[1]	19,500,000	19,510,933
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	67,000,000	66,999,887
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	40,000,000	39,999,673
Victory Receivables Corp. 1.830%, due 05/09/18	24,125,000	24,114,264
1.850%, due 05/14/18	40,000,000	39,971,533
2.320%, due 07/02/18	75,000,000	74,723,981

		1,791,131,132

Banking-non-US—23.22%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	30,000,000	29,999,661
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	38,000,000	38,006,356
3 mo. USD LIBOR + 0.150%, 2.489%, due 07/05/18[1]	38,000,000	38,055,342
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	30,000,000	29,986,335
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	30,000,000	30,001,682
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	32,000,000	31,985,086
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	38,000,000	38,041,382
2.170%, due 06/14/18	74,000,000	73,823,325
3 mo. USD LIBOR + 0.150%, 2.488%, due 07/05/18[1]	38,000,000	38,004,999
Banque et Caisse d’Epargne de l’Etat 1.950%, due 07/13/18	35,000,000	34,844,384
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	42,000,000	42,001,431
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	105,000,000	105,008,215
China Construction Bank Corp. 1.640%, due 05/01/18	150,000,000	149,991,937
1.720%, due 05/04/18	24,000,000	23,994,800
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	30,000,000	29,984,093
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/16/18[1]	25,000,000	24,994,489
Credit Suisse NY 2.010%, due 05/22/18	75,000,000	74,916,675
DBS Bank Ltd. 2.180%, due 06/08/18	75,000,000	74,837,094

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Banking-non-US—(concluded)
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	$35,000,000	$34,997,761
Erste Abwicklungsanstalt 1.620%, due 05/21/18	32,000,000	31,965,317
Federation Des Caisses 1.690%, due 06/04/18	32,500,000	32,439,713
HSBC Bank PLC
1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	42,500,000	42,508,041
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	40,000,000	40,005,158
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	200,000,000	199,990,112
Mizuho Bank Ltd. 1.730%, due 05/01/18	75,000,000	74,996,406
Nordea Bank AB 1.585%, due 05/16/18	20,500,000	20,484,010
NRW Bank 1.750%, due 05/02/18	17,000,000	16,998,463
Oversea-Chinese Banking Corp. Ltd. 1.610%, due 05/16/18	20,000,000	19,983,289
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/11/18[1]	14,000,000	14,001,147
Societe Generale 1.590%, due 05/01/18	98,000,000	97,995,468
Sumitomo Mitsui Banking Corp. 1.950%, due 05/17/18	39,000,000	38,966,408
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	75,000,000	74,974,581
1 mo. USD LIBOR + 0.150%, 2.051%, due 05/29/18[1]	30,000,000	30,004,445
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	30,000,000	29,988,495
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	25,000,000	24,991,053
United Overseas Bank Ltd. 2.300%, due 07/02/18	67,000,000	66,748,851
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	5,000,000	5,000,251

		1,805,516,255

Banking-US—1.86%
Bedford Row Funding Corp. 2.360%, due 08/01/18	20,000,000	19,879,358
3 mo. USD LIBOR + 0.110%, 2.447%, due 07/11/18[1]	30,000,000	30,025,550
Danske Corp. 1.800%, due 05/04/18	35,000,000	34,993,074
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	50,000,000	49,985,315
3 mo. USD LIBOR + 0.140%, 2.318%, due 06/18/18[1]	10,000,000	10,005,311

		144,888,608

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Energy-integrated—1.63%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	$127,000,000	$126,987,872

Finance-other—5.40%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	62,000,000	61,990,984
2.450%, due 05/23/18	150,000,000	149,822,037
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	75,000,000	74,870,067
1 mo. USD LIBOR + 0.220%, 2.103%, due 05/04/18[1]	41,000,000	41,001,707
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	17,000,000	16,991,012
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	25,000,000	24,995,069
Prudential Funding LLC 1.690%, due 05/01/18	50,000,000	49,997,621

		419,668,497
Total commercial paper (cost—$4,288,059,603)		4,288,192,364

Short-term corporate obligations—0.19%
Banking-non-US—0.19%
Westpac Banking Corp.
1 mo. USD LIBOR + 0.190%, 2.091%, due 05/29/18[1] (cost—$15,000,000)	15,000,000	14,990,253

Repurchase agreements—9.78%
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $554,938,400 US Treasury Notes, 1.625% to 2.000% due 12/31/19 to 08/15/25 and $100 US Treasury Bond Principal STRIP, zero coupon due 02/15/20; (value—$535,500,083); proceeds: $525,025,083	525,000,000	525,000,000
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $87,793,389 various asset-backed convertible bonds, 0.250% to 10.750% due 03/01/19 to 03/07/67; (value—$86,382,870); proceeds: $80,004,156	80,000,000	80,000,000
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $39,064,698 various asset-backed convertible bonds, zero coupon to 9.625% due 04/01/20 to 03/07/67; (value—$32,400,000); proceeds: $30,010,908	30,000,000	30,000,000

Prime Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $3,338,741 various asset-backed convertible bonds, zero coupon to 2.200% due 05/25/18 to 01/01/49 and $7,303,356 various equity securities; (value—$133,750,007); proceeds: $125,494,375[3,4]	$125,000,000	$125,000,000
Total repurchase agreements (cost—$760,000,000)		760,000,000
Total investments (cost—$7,770,558,992 which approximates cost for federal income tax purposes)—99.94%		7,770,819,072

Other assets in excess of liabilities—0.06%		4,831,805
Net assets—100.00%		$7,775,650,877

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 30.

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Time deposits	$—	$933,000,000	$—	$933,000,000
Certificates of deposit	—	1,774,636,455	—	1,774,636,455
Commercial paper	—	4,288,192,364	—	4,288,192,364
Short-term corporate obligations	—	14,990,253	—	14,990,253
Repurchase agreements	—	760,000,000	—	760,000,000
Total	$—	$7,770,819,072	$—	$7,770,819,072

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $272,009,646, represented 3.50% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—72.93%
Federal Farm Credit Bank 1.220%, due 05/01/18[1]	$100,000,000	$100,000,000
1.620%, due 10/30/18[1]	50,000,000	49,590,500
1.730%, due 06/26/18[1]	46,000,000	45,876,209
1.740%, due 07/09/18[1]	22,800,000	22,723,962
1 mo. USD LIBOR – 0.095%, 1.792%, due 05/03/18[2]	100,000,000	99,998,513
1 mo. USD LIBOR – 0.085%, 1.816%, due 05/30/18[2]	77,000,000	76,995,820
1 mo. USD LIBOR + 0.050%, 1.947%, due 05/11/18[2]	133,000,000	133,006,488
1 mo. USD LIBOR + 0.055%, 1.950%, due 05/08/18[2]	128,700,000	128,694,630
1 mo. USD LIBOR + 0.090%, 1.968%, due 05/05/18[2]	95,000,000	95,000,247
1 mo. USD LIBOR + 0.090%, 1.987%, due 05/25/18[2]	100,000,000	99,998,697
1 mo. USD LIBOR + 0.140%, 2.031%, due 05/06/18[2]	118,500,000	118,498,499
Federal Home Loan Bank 1.580%, due 07/02/18[1]	150,000,000	149,591,833
1.600%, due 05/03/18[1]	158,000,000	157,985,956
1.600%, due 05/04/18[1]	112,000,000	111,985,067
1.620%, due 05/04/18[1]	140,000,000	139,981,100
1.645%, due 05/16/18[1]	88,100,000	88,039,615
1.650%, due 05/23/18[1]	131,925,000	131,791,976
1.650%, due 06/14/18[1]	93,000,000	92,812,450
1.668%, due 06/06/18[1]	150,000,000	149,749,800
1.670%, due 06/11/18[1]	75,000,000	74,857,354
1.670%, due 06/13/18[1]	167,000,000	166,666,881
1.675%, due 06/05/18[1]	185,000,000	184,698,733
1.685%, due 06/04/18[1]	77,000,000	76,877,463
1.685%, due 06/08/18[1]	77,000,000	76,863,047
1.690%, due 05/08/18[1]	150,000,000	149,950,708
1.690%, due 05/24/18[1]	140,000,000	139,848,839
1.697%, due 06/15/18[1]	165,000,000	164,649,994
1.700%, due 05/23/18[1]	170,000,000	169,823,389
1.700%, due 05/25/18[1]	16,000,000	15,981,867
1.700%, due 06/04/18[1]	50,000,000	49,919,722
1.700%, due 06/14/18[1]	160,000,000	159,667,556
1.705%, due 05/30/18[1]	144,000,000	143,802,220
1.710%, due 06/01/18[1]	138,725,000	138,520,727
1.715%, due 06/19/18[1]	116,000,000	115,729,221
1.719%, due 05/18/18[1]	24,000,000	23,980,518
1.720%, due 06/18/18[1]	92,250,000	92,038,440
1.722%, due 07/06/18[1]	145,000,000	144,542,235
1 mo. USD LIBOR – 0.155%, 1.723%, due 05/05/18[2]	136,000,000	136,000,000
1.724%, due 07/11/18[1]	80,000,000	79,727,991
1.735%, due 07/09/18[1]	91,500,000	91,195,724
1 mo. USD LIBOR – 0.140%, 1.738%, due 05/05/18[2]	160,000,000	160,000,000
1.740%, due 05/10/18[1]	65,100,000	65,071,681
1.740%, due 05/16/18[1]	22,000,000	21,984,050
1.740%, due 06/26/18[1]	150,000,000	149,594,000
1 mo. USD LIBOR – 0.155%, 1.742%, due 05/12/18[2]	84,000,000	84,000,000

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.135%, 1.743%, due 05/05/18[2]	$143,000,000	$143,000,000
1.745%, due 07/13/18[1]	82,000,000	81,709,845
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/15/18[2]	93,000,000	93,000,000
1 mo. USD LIBOR – 0.145%, 1.752%, due 05/25/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/12/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.140%, 1.756%, due 05/25/18[2]	163,000,000	163,000,000
1.756%, due 06/27/18[1]	75,000,000	74,791,475
1 mo. USD LIBOR – 0.130%, 1.757%, due 05/01/18[2]	218,000,000	218,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/16/18[2]	77,000,000	77,000,000
1 mo. USD LIBOR – 0.140%, 1.757%, due 05/25/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.135%, 1.759%, due 05/12/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.135%, 1.762%, due 05/16/18[2]	231,000,000	230,999,827
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/08/18[2]	72,000,000	72,000,000
1 mo. USD LIBOR – 0.130%, 1.765%, due 05/09/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.135%, 1.766%, due 05/28/18[2]	73,000,000	73,000,000
1 mo. USD LIBOR – 0.120%, 1.767%, due 05/01/18[2]	100,000,000	100,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/10/18[2]	164,000,000	164,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/16/18[2]	78,000,000	78,000,000
1 mo. USD LIBOR – 0.130%, 1.767%, due 05/25/18[2]	92,000,000	92,000,000
1 mo. USD LIBOR – 0.115%, 1.768%, due 05/04/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.125%, 1.769%, due 05/12/18[2]	74,000,000	74,000,000
1 mo. USD LIBOR – 0.115%, 1.772%, due 05/03/18[2]	45,000,000	45,004,838
1 mo. USD LIBOR – 0.125%, 1.772%, due 05/20/18[2]	68,000,000	68,000,000
1 mo. USD LIBOR – 0.125%, 1.775%, due 05/27/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.115%, 1.779%, due 05/18/18[2]	168,000,000	168,000,000
1 mo. USD LIBOR – 0.120%, 1.781%, due 05/28/18[2]	75,000,000	74,999,903
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/24/18[2]	145,000,000	145,000,000
1 mo. USD LIBOR – 0.115%, 1.782%, due 05/25/18[2]	67,000,000	67,000,000

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—(continued)
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	$98,750,000	$98,750,000
1 mo. USD LIBOR – 0.110%, 1.785%, due 05/07/18[2]	75,000,000	75,000,000
1.785%, due 07/20/18[1]	185,000,000	184,266,167
1 mo. USD LIBOR – 0.110%, 1.786%, due 05/17/18[2]	90,000,000	90,000,000
1.786%, due 07/18/18[1]	75,000,000	74,709,775
3 mo. USD LIBOR – 0.235%, 1.790%, due 06/06/18[2]	86,800,000	86,795,373
1 mo. USD LIBOR – 0.105%, 1.793%, due 05/22/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.100%, 1.794%, due 05/18/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	100,000,000	100,000,056
1 mo. USD LIBOR – 0.100%, 1.798%, due 05/21/18[2]	95,000,000	95,000,000
1 mo. USD LIBOR – 0.090%, 1.800%, due 05/06/18[2]	164,500,000	164,500,000
1 mo. USD LIBOR – 0.100%, 1.801%, due 05/28/18[2]	75,000,000	75,000,000
1 mo. USD LIBOR – 0.085%, 1.802%, due 05/03/18[2]	81,000,000	81,000,000
1 mo. USD LIBOR – 0.095%, 1.803%, due 05/21/18[2]	90,000,000	90,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/11/18[2]	35,000,000	35,000,000
1 mo. USD LIBOR – 0.090%, 1.807%, due 05/14/18[2]	40,000,000	40,000,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/17/18[2]	90,500,000	90,500,000
1 mo. USD LIBOR – 0.080%, 1.816%, due 05/19/18[2]	80,000,000	80,000,000
1 mo. USD LIBOR – 0.070%, 1.827%, due 05/25/18[2]	80,000,000	80,026,794
1 mo. USD LIBOR – 0.070%, 1.831%, due 05/28/18[2]	90,450,000	90,450,000
1 mo. USD LIBOR – 0.045%, 1.846%, due 05/06/18[2]	77,500,000	77,507,402
3 mo. USD LIBOR – 0.160%, 1.846%, due 05/30/18[2]	50,000,000	50,004,077
1.852%, due 07/27/18[1]	145,000,000	144,351,028
3 mo. USD LIBOR – 0.163%, 1.862%, due 06/05/18[2]	99,000,000	99,000,155
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/10/18[2]	165,000,000	165,000,000
3 mo. USD LIBOR – 0.340%, 1.997%, due 07/24/18[2]	78,000,000	78,000,000
US Treasury Bills 1.337%, due 05/10/18[1]	226,000,000	225,921,983
1.412%, due 05/24/18[1]	320,000,000	319,711,222
1.638%, due 06/07/18[1]	184,000,000	183,690,283
1.771%, due 08/09/18[1]	220,750,000	219,661,226
1.946%, due 10/18/18[1]	76,000,000	75,301,782
1.982%, due 10/25/18[1]	155,000,000	153,489,575

Security description	Face Amount	Value
US government and agency obligations—(concluded)
US Treasury Note
3 mo. Treasury money market yield + 0.033%, 1.872%, due 05/01/18[2]	$91,000,000	$91,012,646
Total US government and agency obligations (cost—$11,433,469,154)		11,433,469,154

Repurchase agreements—27.00%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $233,389,600 US Treasury Bond, 2.875% due 11/15/46 and $445,842,200 US Treasury Notes, 1.000% to 2.375% due 03/15/19 to 08/31/24; (value—$663,000,037); proceeds: $650,213,597	650,000,000	650,000,000
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.700% due 05/01/18, collateralized by $100,875,787 Federal Home Loan Mortgage Corp. obligations, zero coupon to 9.000% due 01/15/21 to 08/25/46, $300,752,883 Federal National Mortgage Association obligations, 3.000% to 4.868% due 09/25/30 to 12/01/47 and $748,953,354 Government National Mortgage Association obligations, 2.700% to 5.500% due 08/16/33 to 02/20/46; (value—$230,218,756); proceeds: $225,074,375	225,000,000	225,000,000
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.680% due 05/02/18, collateralized by $155,106,688 Federal Home Loan Mortgage Corp. obligations, 1.349% to 4.000% due 10/15/37 to 01/01/48, $280,459,881 Federal National Mortgage Association obligations, 3.000% to 5.000% due 06/01/28 to 11/01/47 and $475,696,971 Government National Mortgage Association obligations, 0.716% to 4.153% due 05/16/40 to 06/20/67; (value—$255,591,477); proceeds: $250,081,667	250,000,000	250,000,000
Repurchase agreement dated 04/26/18 with Barclays Bank PLC, 1.690% due 05/03/18, collateralized by $440,000 Federal Home Loan Bank obligation, 3.400% due 09/25/37, $251,046,432 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.333% due 02/25/28 to 12/01/47, $275,968,862 Federal National Mortgage Association obligations, 1.485% to 4.229% due 01/25/28 to 09/25/57, $61,311,222 Government National Mortgage Association obligations, 0.716% to 4.703% due 09/20/34 to 08/16/59, and $6,709,700 US Treasury Note, 2.875% due 04/30/25; (value—$153,288,358); proceeds: $150,049,292	150,000,000	150,000,000

Government Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $34,419,200 US Treasury Bill, zero coupon due 09/20/18 and $657,893,000 US Treasury Notes, 1.125% to 2.000% due 06/15/18 to 08/15/25; (value—$683,400,149); proceeds: $670,032,011	$670,000,000	$670,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.700% due 05/01/18, collateralized by $14,938,000 Federal Farm Credit Bank obligations, 1.150% to 5.250% due 05/30/18 to 04/28/37, $285,000 Federal Home Loan Bank obligations, 0.875% to 3.625% due 08/15/19 to 03/16/37, $36,586,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.125% due 09/15/29 to 10/11/33, $305,000 Federal National Mortgage Association obligations, 1.875% to 6.250% due 09/24/26 to 05/15/29, $20,898,000 Federal National Mortgage Association Principal STRIP obligations, zero coupon due 03/23/28 to 11/15/30, $22,000 Federal National Mortgage Association STRIP obligation, zero coupon due 05/15/22, $1,718,900 US Treasury Bill, zero coupon due 09/20/18, $1,431,600 US Treasury Bond, 7.125% due 02/15/23, $37,399,000 US Treasury Note, 3.625% due 08/15/19 and $11,977,910 US Treasury Bond STRIPs, zero coupon due 11/15/21 to 02/15/33; (value—$102,000,000); proceeds: $100,004,722

	100,000,000	100,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,300 US Treasury Bills, zero coupon due 05/24/18 to 08/30/18, $294,402,600 US Treasury Notes, 0.875% to 2.500% due 07/15/18 to 03/31/23 and $3 US Treasury Bond STRIP, zero coupon due 05/15/36; (value—$293,760,015); proceeds: $288,012,000	288,000,000	288,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.700% due 05/01/18, collateralized by $51,439,401 Federal Home Loan Mortgage Corp. obligation, 4.000% due 12/01/47 and $144,180,293 Federal National Mortgage Association obligations, 3.000% to 3.003% due 09/01/28 to 01/01/48; (value—$153,000,000); proceeds: $150,049,583	150,000,000	150,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.570% due 06/04/18, collateralized by $219,806,195 Federal Home Loan Mortgage Corp. obligations, 2.160% to 5.000% due 08/01/19 to 04/01/48, $578,110,071 Federal National Mortgage Association obligations, 1.985% to 5.540% due 03/01/19 to 08/01/48 and $315,786,916 Government National Mortgage Association obligations, 2.500% to 4.644% due 04/20/38 to 11/20/65; (value—$510,000,001); proceeds: $500,763,194[3,4]	$500,000,000	$500,000,000
Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.710% due 05/01/18, collateralized by $969,454,437 Federal Home Loan Mortgage Corp. obligations, zero coupon to 4.500% due 08/01/19 to 05/15/48, $1,264,495,885 Federal National Mortgage Association obligations, 1.996% to 4.500% due 07/01/24 to 09/25/54 and $428,383,240 Government National Mortgage Association obligations, 2.500% to 4.500% due 07/20/29 to 04/20/48; (value—$1,224,000,470); proceeds: $1,200,057,000	1,200,000,000	1,200,000,000
Repurchase agreement dated 04/30/18 with Toronto-Dominion Bank, 1.740% due 05/01/18, collateralized by $21,865,793 Federal Home Loan Mortgage Corp. obligations, 3.000% to 4.500% due 08/01/25 to 01/01/47 and $58,546,786 Federal National Mortgage Association obligations, 3.000% to 5.500% due 07/01/26 to 02/01/48; (value—$51,000,001); proceeds: $50,002,417	50,000,000	50,000,000
Total repurchase agreements (cost—$4,233,000,000)		4,233,000,000
Total investments (cost—$15,666,469,154 which approximates cost for federal income tax purposes)—99.93%		15,666,469,154

Other assets in excess of liabilities—0.07%		10,461,936
Net assets—100.00%		$15,676,931,090

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 30.

Government Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$11,433,469,154	$—	$11,433,469,154
Repurchase agreements	—	4,233,000,000	—	4,233,000,000
Total	$—	$15,666,469,154	$—	$15,666,469,154

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.07%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.
[4]	Illiquid investment at the period end. Illiquid assets, in the amount of $500,000,000, represented 3.19% of net assets at the end of the period.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government obligations—58.24%
US Treasury Bills 1.379%, due 05/17/18[1]	$490,000,000	$489,699,649
1.396%, due 05/10/18[1]	600,000,000	599,782,755
1.400%, due 05/03/18[1]	300,000,000	299,976,617
1.412%, due 05/24/18[1]	352,000,000	351,682,344
1.417%, due 05/31/18[1]	400,000,000	399,530,250
1.452%, due 06/14/18[1]	400,000,000	399,289,278
1.498%, due 06/21/18[1]	400,000,000	399,151,133
1.503%, due 06/07/18[1]	513,000,000	512,218,384
1.541%, due 06/28/18[1]	550,000,000	548,613,881
1.600%, due 07/12/18[1]	805,000,000	802,373,080
1.622%, due 07/05/18[1]	840,316,000	837,830,820
1.692%, due 08/02/18[1]	243,000,000	241,917,940
1.704%, due 07/19/18[1]	492,500,000	490,636,848
1.762%, due 08/16/18[1]	200,000,000	198,952,589
1.769%, due 08/09/18[1]	477,000,000	474,671,638
1.785%, due 07/26/18[1]	108,000,000	107,539,470
1.946%, due 10/18/18[1]	90,000,000	89,173,162
1.982%, due 10/25/18[1]	185,000,000	183,197,240
US Treasury Notes 0.625%, due 06/30/18	85,000,000	84,838,135
3 mo. Treasury money market yield, 1.844%, due 05/01/18[2]	650,000,000	649,763,370
3 mo. Treasury money market yield + 0.033%, 1.877%, due 05/01/18[2]	109,000,000	109,015,148
3 mo. Treasury money market yield + 0.048%, 1.892%, due 05/01/18[2]	650,000,000	650,058,399
3 mo. Treasury money market yield + 0.060%, 1.904%, due 05/01/18[2]	400,000,000	400,030,974
3 mo. Treasury money market yield + 0.070%, 1.914%, due 05/01/18[2]	100,000,000	100,027,905
3 mo. Treasury money market yield + 0.140%, 1.984%, due 05/01/18[2]	250,000,000	250,035,620
3 mo. Treasury money market yield + 0.170%, 2.014%, due 05/01/18[2]	411,000,000	410,999,518
3 mo. Treasury money market yield + 0.174%, 2.018%, due 05/01/18[2]	419,200,000	419,202,306
Total US government obligations (cost—$10,500,208,453)		10,500,208,453

Repurchase agreements—42.52%
Repurchase agreement dated 04/24/18 with Barclays Bank PLC, 1.690% due 05/01/18, collateralized by $685,320,300 US Treasury Notes, 1.375% to 2.750% due 02/15/19 to 04/30/24; (value—$663,000,005); proceeds: $650,213,597	650,000,000	650,000,000

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/25/18 with Barclays Bank PLC, 1.670% due 05/02/18, collateralized by $205,215,800 US Treasury Bonds, 2.875% to 4.375% due 11/15/39 to 05/15/43 and $824,826,600 US Treasury Notes, 1.375% to 2.250% due 03/15/20 to 01/31/22; (value—$1,020,000,096); proceeds: $1,000,324,722	$1,000,000,000	$1,000,000,000
Repurchase agreement dated 04/27/18 with Barclays Bank PLC, 1.680% due 05/04/18, collateralized by $447,617,200 US Treasury Bonds, 2.750% to 4.750% due 11/15/39 to 08/15/47 and $542,584,000 US Treasury Notes, 1.375% to 2.250% due 01/31/22 to 05/15/25; (value—$1,020,000,054); proceeds: $1,000,326,667	1,000,000,000	1,000,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.720% due 05/01/18, collateralized by $240,700,800 US Treasury Bill, zero coupon due 09/20/18 and $659,807,500 US Treasury Notes, 1.125% to 2.375% due 02/28/19 to 02/15/26; (value—$872,100,028); proceeds: $855,040,850	855,000,000	855,000,000
Repurchase agreement dated 04/30/18 with Barclays Bank PLC, 1.730% due 05/07/18, collateralized by $96,834,900 US Treasury Bill, zero coupon due 10/04/18, $287,789,400 US Treasury Bonds, 2.875% to 7.625% due 11/15/22 to 05/15/47 and $840,860,400 US Treasury Notes, 0.750% to 2.750% due 10/31/18 to 09/30/24; (value—$1,224,000,052); proceeds: $1,200,403,667	1,200,000,000	1,200,000,000

Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.690% due 05/01/18, collateralized by $767,700,200 US Treasury Bills, zero coupon due 06/28/18 to 09/27/18, $30,197,600 US Treasury Bonds, 3.125% to 4.750% due 02/15/37 to 08/15/44, $700,800 US Treasury Inflation Index Bonds, 2.000% to 2.375% due 01/15/26 to 01/15/27, $306,363,700 US Treasury Inflation Index Note, 0.125% due 07/15/26, $223,546,400 US Treasury Notes, 0.750% to 3.125% due 08/15/18 to 11/15/22, $4,700,900 US Treasury Bond Principal STRIPs, zero coupon due 02/15/19 to 08/15/46 and $5,478,442 US Treasury Bond STRIPs, zero coupon due 11/15/18 to 11/15/40; (value—$1,326,000,000); proceeds: $1,300,061,028

	1,300,000,000	1,300,000,000

Treasury Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.500% due 05/01/18, collateralized by $1,000 US Treasury Bill, zero coupon due 05/24/18 and $12,265,900 US Treasury Note, 2.375% due 04/30/20; (value—$12,240,073); proceeds: $12,000,500	$12,000,000	$12,000,000
Repurchase agreement dated 04/25/18 with Goldman Sachs & Co., 1.650% due 05/02/18, collateralized by $127,466,100 US Treasury Inflation Index Bonds, 0.875% due 02/15/47, $767,100 US Treasury Inflation Index Notes, 0.125% due 04/15/20 to 04/15/22 and $386,763,600 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 05/15/44; (value—$306,000,020); proceeds: $300,096,250	300,000,000	300,000,000
Repurchase agreement dated 04/24/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.680% due 05/01/18, collateralized by $113,363,300 US Treasury Bond, 3.000% due 02/15/48 and $348,799,400 US Treasury Note, 2.625% due 02/28/23; (value—$459,000,009); proceeds: $450,147,000	450,000,000	450,000,000

Repurchase agreement dated 04/25/17 with MUFG Securities Americas Inc., 1.540% due 05/07/18, collateralized by $5,711,300 US Treasury Bill, zero coupon due 03/28/19, $39,149,300 US Treasury Bonds, 2.500% to 8.750% due 05/15/20 to 02/15/46, $25,215,500 US Treasury Inflation Index Bonds, 1.375% to 3.875% due 01/15/26 to 02/15/44, $47,047,300 US Treasury Inflation Index Notes, 0.125% to 1.375% due 04/15/19 to 01/15/28, $110,605,700 US Treasury Notes, 0.875% to 3.375% due 11/30/18 to 02/15/27, $33,439,100 US Treasury Bond Principal STRIPs, zero coupon due 05/15/46 to 08/15/46 and $331,996 US Treasury Bond STRIP, zero coupon due 05/15/23; (value—$255,000,039); proceeds: $250,074,861[3]

	250,000,000	250,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)

Repurchase agreement dated 04/30/18 with MUFG Securities Americas Inc., 1.690% due 05/01/18, collateralized by $20,602,100 US Treasury Bill, zero coupon due 03/28/19, $63,944,300 US Treasury Bonds, 2.750% to 6.625% due 02/15/27 to 02/15/48, $6,382,300 US Treasury Inflation Index Bond, 2.375% due 01/15/25, $51,883,100 US Treasury Inflation Index Notes, 0.125% to 0.625% due 04/15/22 to 01/15/26, $249,168,400 US Treasury Notes, 1.125% to 2.625% due 03/31/19 to 11/15/27 and $31,639,700 US Treasury Bond Principal STRIPs, zero coupon due 02/15/43 to 08/15/46; (value—$408,000,091); proceeds: $400,018,778

	$400,000,000	$400,000,000
Repurchase agreement dated 04/25/18 with Toronto-Dominion Bank, 1.690% due 05/02/18, collateralized by $260,759,800 US Treasury Notes, 1.000% to 2.750% due 10/15/19 to 02/15/28; (value—$255,000,077); proceeds: $250,082,153	250,000,000	250,000,000
Total repurchase agreements (cost—$7,667,000,000)		7,667,000,000
Total investments (cost—$18,167,208,453 which approximates cost for federal income tax purposes)—100.76%		18,167,208,453

Liabilities in excess of other assets—(0.76)%		(137,263,464)
Net assets—100.00%		$18,029,944,989

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 30.

Treasury Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government obligations	$—	$10,500,208,453	$—	$10,500,208,453
Repurchase agreements	—	7,667,000,000	—	7,667,000,000
Total	$—	$18,167,208,453	$—	$18,167,208,453

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Rate shown is the discount rate at date of purchase unless otherwise noted.
[2]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[3]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the Federal Reserve Overnight Reverse Repo Facility Rate + 0.04%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The investment pays interest monthly. The maturity date reflects early put date and the proceeds represent the face amount of the repurchase agreement plus accrued interest from the date of the last interest payment to the maturity date shown.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
US government and agency obligations—0.19%
US Treasury Note
3 mo. Treasury money market yield + 0.174%, 2.013%, due 05/01/18[1] (cost—$4,599,954)	$4,600,000	$4,599,954

Time deposits—12.45%
Banking-non-US—12.45%
Credit Agricole Corporate & Investment Bank 1.660%, due 05/01/18	68,000,000	68,000,000
DnB NOR Bank ASA 1.670%, due 05/01/18	40,000,000	40,000,000
Natixis 1.680%, due 05/01/18	67,000,000	67,000,000
Skandinaviska Enskilda Banken AB 1.670%, due 05/01/18	30,000,000	30,000,000
Svenska Handelsbanken 1.670%, due 05/01/18	30,000,000	30,000,000
Toronto Dominion Bank Ltd. 1.680%, due 05/01/18	60,000,000	60,000,000
Total time deposits (cost—$295,000,000)		295,000,000

Certificates of deposit—15.95%
Banking-non-US—11.16%
Bank of Montreal 1.595%, due 05/09/18	9,000,000	9,000,000
3 mo. USD LIBOR + 0.100%, 2.278%, due 06/18/18[1]	15,000,000	15,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd. 2.300%, due 06/22/18	1,000,000	1,000,000
Cooperatieve Rabobank UA
3 mo. USD LIBOR + 0.060%, 1.899%, due 05/15/18[1]	14,000,000	14,000,000
1 mo. USD LIBOR + 0.210%, 2.107%, due 05/10/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.200%, 2.271%, due 06/12/18[1]	10,000,000	10,000,000
Credit Suisse NY 2.190%, due 06/08/18	20,000,000	20,000,000
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.325%, due 06/15/18[1]	13,000,000	13,000,000
Royal Bank of Canada
1 mo. USD LIBOR + 0.300%, 2.200%, due 05/29/18[1]	10,000,000	10,000,000
3 mo. USD LIBOR + 0.170%, 2.501%, due 07/05/18[1]	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB 1.910%, due 07/25/18	9,000,000	9,000,000
1 mo. USD LIBOR + 0.130%, 2.024%, due 05/14/18[1]	7,000,000	7,000,000
Sumitomo Mitsui Banking Corp. 2.030%, due 06/12/18	20,000,000	20,000,000
2.050%, due 05/23/18	20,000,000	20,000,000
2.250%, due 06/19/18	10,000,000	10,000,000

Security description	Face Amount	Value
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
Svenska Handelsbanken
1 mo. USD LIBOR + 0.150%, 2.037%, due 05/02/18[1]	$8,000,000	$8,000,000
1 mo. USD LIBOR + 0.190%, 2.077%, due 05/01/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/24/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.300%, 2.197%, due 05/11/18[1]	11,000,000	11,000,000
Swedbank AB 1.700%, due 05/02/18	35,000,000	35,000,000
Toronto Dominion Bank Ltd.
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/15/18[1]	4,500,000	4,500,000
Westpac Banking Corp.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/08/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.180%, 2.077%, due 05/21/18[1]	6,000,000	6,000,000

		264,500,000

Banking-US—4.79%
Branch Banking & Trust Co. 1.670%, due 05/01/18	50,000,000	50,000,000
1.680%, due 05/01/18	20,000,000	20,000,000
Citibank N.A. 2.240%, due 07/02/18	21,000,000	21,000,000
3 mo. USD LIBOR + 0.160%, 2.267%, due 06/12/18[1]	10,000,000	10,000,000
Wells Fargo Bank N.A. 1.870%, due 06/05/18	10,000,000	10,000,000
3 mo. USD LIBOR + 0.110%, 1.897%, due 05/04/18[1]	2,500,000	2,500,000

		113,500,000
Total certificates of deposit (cost—$378,000,000)		378,000,000

Commercial paper[2]—51.88%
Asset backed-miscellaneous—27.05%
Albion Capital Corp. 1.880%, due 05/16/18	10,000,000	9,992,167
1.950%, due 05/16/18	37,000,000	36,969,937
Antalis S.A. 1.820%, due 05/09/18	10,840,000	10,835,616
1.960%, due 05/23/18	15,470,000	15,451,470
2.000%, due 05/30/18	13,250,000	13,228,653
Barton Capital Corp. 1.710%, due 05/01/18	10,000,000	10,000,000
1 mo. USD LIBOR + 0.140%, 2.036%, due 05/21/18[1]	12,000,000	12,000,000
1 mo. USD LIBOR + 0.140%, 2.037%, due 05/25/18[1]	13,000,000	13,000,000
2.320%, due 07/11/18	12,000,000	11,945,093
CAFCO LLC 2.060%, due 05/29/18	5,000,000	4,991,989

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(continued)
Cancara Asset Securitisation LLC 1.800%, due 05/04/18	$6,000,000	$5,999,100
1.900%, due 05/15/18	10,000,000	9,992,611
2.040%, due 05/30/18	29,000,000	28,952,343
2.100%, due 06/04/18	15,000,000	14,970,250
Fairway Finance Corp. 1.770%, due 05/02/18	10,000,000	9,999,508
2.170%, due 06/11/18	20,000,000	19,950,572
2.180%, due 06/18/18	10,000,000	9,970,933
2.210%, due 06/19/18	10,000,000	9,969,919
2.220%, due 06/19/18	7,500,000	7,477,338
Gotham Funding Corp. 1.900%, due 05/07/18	20,000,000	19,993,667
2.200%, due 06/06/18	17,600,000	17,561,280
2.290%, due 07/30/18	29,000,000	28,833,975
Liberty Street Funding LLC 2.040%, due 05/24/18	9,000,000	8,988,270
2.060%, due 05/29/18	14,000,000	13,977,569
2.300%, due 07/11/18	12,000,000	11,945,567
LMA Americas LLC 1.890%, due 05/17/18	10,260,000	10,251,382
1.920%, due 05/16/18	12,130,000	12,120,296
Manhattan Asset Funding Co. LLC 1.880%, due 05/17/18	5,000,000	4,995,822
1.900%, due 05/03/18	25,000,000	24,997,361
Nieuw Amsterdam Receivables Corp. 1.850%, due 05/15/18	11,300,000	11,291,870
2.090%, due 06/04/18	10,000,000	9,980,261
Old Line Funding LLC
1 mo. USD LIBOR + 0.150%, 2.044%, due 05/18/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR + 0.170%, 2.057%, due 05/03/18[1]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.190%, 2.068%, due 05/08/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR + 0.200%, 2.087%, due 05/03/18[1]	10,000,000	10,000,000
2.340%, due 08/13/18	3,000,000	2,979,720
Sheffield Receivables Corp. 1.950%, due 05/10/18	25,000,000	24,987,813
2.320%, due 07/13/18	12,000,000	11,943,547
2.340%, due 07/09/18	17,000,000	16,923,755
Starbird Funding Corp. 2.140%, due 06/01/18	16,000,000	15,970,516
Thunder Bay Funding LLC 1.610%, due 05/21/18	10,000,000	9,991,056
2.100%, due 06/11/18	12,000,000	11,971,300
2.200%, due 06/22/18	20,000,000	19,936,444
2.320%, due 07/24/18	13,000,000	12,929,627
Versailles Commercial Paper LLC
1 mo. USD LIBOR + 0.250%, 2.150%, due 05/29/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/29/18[1]	15,000,000	15,000,000

Security description	Face Amount	Value
Commercial paper[2]—(continued)
Asset backed-miscellaneous—(concluded)
Victory Receivables Corp. 1.850%, due 05/14/18	$10,000,000	$9,993,319

		641,261,916

Banking-non-US—17.61%
ANZ National International Ltd.
1 mo. USD LIBOR + 0.160%, 2.055%, due 05/09/18[1]	9,000,000	9,000,000
ASB Finance Ltd.
1 mo. USD LIBOR + 0.400%, 2.296%, due 05/21/18[1]	11,000,000	11,000,000
Australia & New Zealand Banking Group Ltd.
1 mo. USD LIBOR + 0.160%, 2.051%, due 05/08/18[1]	9,000,000	9,000,000
Bank of Nova Scotia
1 mo. USD LIBOR + 0.170%, 2.067%, due 05/21/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.180%, 2.071%, due 05/08/18[1]	9,000,000	9,000,000
3 mo. USD LIBOR + 0.150%, 2.106%, due 05/21/18[1]	11,000,000	11,000,000
2.170%, due 06/14/18	20,000,000	19,946,956
Bank of Tokyo-Mitsubishi UFJ Ltd. 1.920%, due 05/11/18	3,000,000	2,998,400
Barclays Bank PLC
3 mo. USD LIBOR + 0.340%, 2.134%, due 05/01/18[1,3]	18,000,000	18,000,000
1 mo. USD LIBOR + 0.300%, 2.198%, due 05/01/18[1,3]	10,000,000	10,000,000
China Construction Bank Corp. 1.720%, due 05/04/18	8,000,000	7,998,853
Commonwealth Bank of Australia
1 mo. USD LIBOR + 0.170%, 2.048%, due 05/08/18[1]	3,000,000	3,000,000
DBS Bank Ltd. 2.100%, due 06/04/18	10,000,000	9,980,167
2.180%, due 06/08/18	25,000,000	24,942,472
DnB NOR Bank ASA
1 mo. USD LIBOR + 0.160%, 2.061%, due 05/30/18[1]	9,000,000	9,000,000
Erste Abwicklungsanstalt 1.620%, due 05/21/18	9,000,000	8,991,900
Federation Des Caisses 1.690%, due 06/04/18	9,000,000	8,985,635
HSBC Bank PLC 1 mo. USD LIBOR + 0.150%, 2.045%, due 05/08/18[1]	17,000,000	17,000,000
3 mo. USD LIBOR + 0.170%, 2.491%, due 07/03/18[1]	12,000,000	12,000,000
Industrial & Commercial Bank of China Ltd. 1.700%, due 05/01/18	50,000,000	50,000,000
Nationwide Building Society 1.900%, due 05/14/18	31,000,000	30,978,730
Nederlandse Waterschapsbank NV 1.920%, due 05/17/18	30,000,000	29,974,400

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Commercial paper[2]—(concluded)
Banking-non-US—(concluded)
Nordea Bank AB 1.585%, due 05/16/18	$8,000,000	$7,994,717
Societe Generale 1.590%, due 05/01/18	40,000,000	40,000,000
Toronto Dominion Bank Ltd. 1.700%, due 05/07/18	25,000,000	24,992,917
1 mo. USD LIBOR + 0.190%, 2.073%, due 05/04/18[1]	9,000,000	9,000,000
1 mo. USD LIBOR + 0.190%, 2.085%, due 05/08/18[1]	10,000,000	10,000,000
Westpac Securities NZ Ltd.
3 mo. USD LIBOR + 0.140%, 1.951%, due 05/10/18[1]	3,500,000	3,500,000

		417,285,147

Banking-US—1.43%
ING US Funding LLC 1.830%, due 05/01/18	4,900,000	4,900,000
JP Morgan Securities LLC
1 mo. USD LIBOR + 0.220%, 2.115%, due 05/08/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR + 0.230%, 2.125%, due 05/08/18[1]	14,000,000	14,000,000

		33,900,000

Energy-integrated—1.62%
Sinopec Century Bright Capital Investment Ltd. 1.850%, due 05/02/18	38,500,000	38,498,021

Finance-other—4.17%
CNPC Finance HK Ltd. 2.250%, due 05/03/18	61,000,000	60,992,375
Collateralized Commercial Paper Co. LLC 2.030%, due 06/01/18	20,000,000	19,965,039
1 mo. USD LIBOR + 0.250%, 2.146%, due 05/21/18[1]	4,800,000	4,800,000
3 mo. USD LIBOR + 0.190%, 2.511%, due 06/27/18[1]	13,000,000	13,000,000

		98,757,414
Total commercial paper (cost—$1,229,702,498)		1,229,702,498

Repurchase agreements—19.43%
Repurchase agreement dated 04/25/18 with BNP Paribas SA, 1.870% due 05/02/18, collateralized by $40,811,464 various asset-backed convertible bonds, 3.622% to 11.330% due 12/01/25 to 01/28/70; (value—$37,800,001); proceeds: $35,012,726	35,000,000	35,000,000

Security description	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 04/30/18 with BNP Paribas SA, 1.870% due 05/01/18, collateralized by $16,968,047 various asset-backed convertible bonds, 2.037% to 10.000% due 04/01/21 to 03/07/67; (value—$16,200,000); proceeds: $15,000,779	$15,000,000	$15,000,000
Repurchase agreement dated 04/30/18 with Goldman Sachs & Co., 1.710% due 05/01/18, collateralized by $34,848,000 Federal Farm Credit Bank obligations, 1.400% to 3.470% due 04/13/20 to 05/19/36, $132,705,000 Federal Home Loan Mortgage Corp. obligations, 2.375% to 6.250% due 02/16/21 to 07/15/32, $6,415,000 Federal National Mortgage Association obligations, 1.250% to 2.000% due 11/26/19 to 10/05/22 and $184,518,100 US Treasury Note, 2.750% due 02/15/19; (value—$403,512,077); proceeds: $395,618,791	395,600,000	395,600,000
Repurchase agreement dated 04/02/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 2.260% due 06/04/18, collateralized by $1,464,274 various equity securities; (value—$16,050,001); proceeds: $15,059,325[3,4]	15,000,000	15,000,000
Total repurchase agreements (cost—$460,600,000)		460,600,000
Total investments (cost—$2,367,902,452 which approximates cost for federal income tax purposes)—99.90%		2,367,902,452

Other assets in excess of liabilities—0.10%		2,433,145
Net assets—100.00%		$2,370,335,597

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 30.

Prime CNAV Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
US government and agency obligations	$—	$4,599,954	$—	$4,599,954
Time deposits	—	295,000,000	—	295,000,000
Certificates of deposit	—	378,000,000	—	378,000,000
Commercial paper	—	1,229,702,498	—	1,229,702,498
Repurchase agreements	—	460,600,000	—	460,600,000
Total	$—	$2,367,902,452	$—	$2,367,902,452

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]	Variable or floating rate security. The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Illiquid investment at the period end. Illiquid assets, in the amount of $43,000,000, represented 1.81% of net assets at the end of the period.
[4]	Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate (the United States overnight bank funding rate + 0.57%). The interest rate shown is the current rate as of April 30, 2018 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of April 30, 2018.

See accompanying notes to financial statements.

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—94.74%
Alabama—1.14%
Mobile County Industrial Development Authority Pollution Control Revenue Refunding (ExxonMobil Project), 1.550%, VRD	$3,000,000	$3,000,000
Tuscaloosa County Industrial Development Authority Revenue (Hunt Refining Project), Series A, 1.730%, VRD[1]	25,000,000	25,000,000
Tuscaloosa County Industrial Development Authority Revenue Refunding (Hunt Refining Project), Series D, 1.730%, VRD[1]	9,900,000	9,900,000

		37,900,000

Alaska—3.02%
Alaska International Airports Revenue Refunding (System), Series A, 1.760%, VRD	7,000,000	7,000,000
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project), 1.550%, VRD	41,895,000	41,895,000
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series A, 1.550%, VRD	7,480,000	7,480,000
Series B, 1.550%, VRD	11,750,000	11,750,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	32,365,000	32,365,000

		100,490,000

Arizona—0.32%
Arizona Health Facilities Authority Revenue (Health Facilities Catholic West), Series A, 1.730%, VRD	10,750,000	10,750,000

California—1.28%
Irvine Improvement Bond Act 1915 (Assessment District 03-19), Series A, 1.350%, VRD	8,625,000	8,625,000
Los Angeles Tax & Revenue Anticipation Notes, 5.000%, due 06/28/18	4,000,000	4,025,624
State of California, Series B, Subseries B-5, 1.250%, VRD	22,700,000	22,700,000
West Covina Public Financing Authority Lease Revenue (Golf Course Project), Series B, 1.780%, VRD	85,000	85,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
California—(concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A, 1.680%, VRD	$7,200,000	$7,200,000

		42,635,624

Colorado—2.02%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A, 5.000%, due 06/28/18	10,000,000	10,065,018
Colorado State General Fund Tax & Revenue Anticipation Notes, Series A, 5.000%, due 06/27/18	10,000,000	10,063,429
Denver City & County Certificates of Participation Refunding, Series A1, 1.550%, VRD	13,170,000	13,170,000
Series A2, 1.550%, VRD	12,635,000	12,635,000
Series A3, 1.550%, VRD	21,245,000	21,245,000

		67,178,447

Connecticut—0.96%
Connecticut State Health & Educational Facilities Authority Revenue (Yale University), Series V-1, 1.500%, VRD	24,400,000	24,400,000
Series V-2, 1.520%, VRD	7,420,000	7,420,000

		31,820,000

District of Columbia—1.28%
District of Columbia University Revenue Refunding (Georgetown University), Series B, 1.720%, VRD	13,000,000	13,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Subseries B-2, 1.730%, VRD	11,000,000	11,000,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue, Subseries D-2, 1.570%, VRD	18,540,000	18,540,000

		42,540,000

Florida—5.80%
Florida Municipal Power Agency Revenue (All Requirements Supply), Series C, 1.590%, VRD	85,120,000	85,120,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Florida—(concluded)
JEA Water & Sewer System Revenue, Subseries A-1, 1.610%, VRD	$27,365,000	$27,365,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B, 1.740%, VRD	25,470,000	25,470,000
Pinellas County Health Facilities Authority Revenue (Baycare Health), 1.660%, VRD	54,970,000	54,970,000

		192,925,000

Georgia—1.09%
Private Colleges & Universities Authority Revenue (Emory University), Series B-1, 1.690%, VRD	29,725,000	29,725,000
Series B-2, 1.720%, VRD	6,680,000	6,680,000

		36,405,000

Illinois—7.35%
Chicago O’Hare International Revenue (Third Lien), Series C, 1.770%, VRD	6,000,000	6,000,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra), 1.770%, VRD	26,100,000	26,100,000
Illinois Development Finance Authority Revenue (Chicago Symphony Project), 1.780%, VRD	12,500,000	12,500,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project), 1.710%, VRD	23,700,000	23,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project), 1.730%, VRD	26,000,000	26,000,000
Illinois Finance Authority Revenue (Gift of Hope Donor Project), 1.730%, VRD	11,230,000	11,230,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B, 1.750%, VRD	28,180,000	28,180,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B, 1.760%, VRD	25,000,000	25,000,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project), 1.760%, VRD	1,935,000	1,935,000
Illinois Finance Authority Revenue (The University of Chicago Medical Center), Series E2, 1.560%, VRD	10,000,000	10,000,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1, 1.550%, VRD	$900,000	$900,000
Illinois Finance Authority Revenue (University of Chicago), Series B, 1.740%, VRD	19,300,000	19,300,000
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.), Series G, 1.750%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C, 1.740%, VRD	34,821,000	34,821,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-1B, 1.730%, VRD	5,000,000	5,000,000
Series A-2B, 1.730%, VRD	5,000,000	5,000,000
Series A-2D, 1.730%, VRD	5,000,000	5,000,000

		244,666,000

Indiana—6.58%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project), Series A-4, 1.570%, VRD	17,650,000	17,650,000
Series A-5, 1.550%, VRD	17,390,000	17,390,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A, 1.770%, VRD	27,050,000	27,050,000
Series C, 1.760%, VRD	33,055,000	33,055,000
Series D, 1.750%, VRD	15,440,000	15,440,000
Indiana Finance Authority Hospital Revenue Refunding (Indiana University Obligated Group), Series B, 1.760%, VRD	16,475,000	16,475,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series B, 1.610%, VRD	14,480,000	14,480,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1, 1.740%, VRD	69,980,000	69,980,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Indiana—(concluded)
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured), 1.720%, VRD	$7,500,000	$7,500,000

		219,020,000

Louisiana—0.89%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series A, 1.550%, VRD	12,700,000	12,700,000
Series B, 1.550%, VRD	1,700,000	1,700,000
East Baton Rouge Parish Pollution Control Revenue Refunding (Exxon Project), 1.550%, VRD	15,100,000	15,100,000

		29,500,000

Maryland—3.16%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A, 1.740%, VRD	31,185,000	31,185,000
Montgomery Country Consolidated Public (Improvement Bond), Series E, 1.550%, VRD	52,100,000	52,100,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue (GNMA/FNMA/FHLMC Insured), Series A, 1.720%, VRD	21,975,000	21,975,000

		105,260,000

Massachusetts—1.71%
Commonwealth of Massachusetts, Series C, 2.000%, due 06/25/18	30,000,000	30,050,827
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R, 1.450%, VRD	5,640,000	5,640,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C, 1.540%, VRD	4,600,000	4,600,000
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare Systems), Series F3, 1.720%, VRD	16,700,000	16,700,000

		56,990,827

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Michigan—0.72%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project), 1.530%, VRD	$18,400,000	$18,400,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F, 1.740%, VRD	5,715,000	5,715,000

		24,115,000

Minnesota—0.34%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B, 1.730%, VRD	2,000,000	2,000,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B, 1.730%, VRD	9,400,000	9,400,000

		11,400,000

Mississippi—4.90%
Jackson County Pollution Control Revenue Refunding (Chevron USA, Inc. Project), 1.600%, VRD	5,250,000	5,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project), Series B, 1.600%, VRD	6,100,000	6,100,000
Series D, 1.560%, VRD	7,000,000	7,000,000
Series E, 1.600%, VRD	6,890,000	6,890,000
Series K, 1.600%, VRD	14,410,000	14,410,000
Series L, 1.600%, VRD	3,300,000	3,300,000
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project), Series A, 1.710%, VRD	22,980,000	22,980,000
Series B, 1.600%, VRD	1,200,000	1,200,000
1.710%, VRD	11,185,000	11,185,000
Series D, 1.750%, VRD	24,000,000	24,000,000
Series E, 1.600%, VRD	8,000,000	8,000,000
Series F, 1.600%, VRD	2,120,000	2,120,000
Series G, 1.600%, VRD	37,650,000	37,650,000
Series H, 1.600%, VRD	8,125,000	8,125,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Mississippi—(concluded)
Series J, 1.560%, VRD	$3,675,000	$3,675,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System), 1.550%, VRD	1,100,000	1,100,000

		162,985,000

Missouri—1.33%
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-3, 1.780%, VRD	10,000,000	10,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5, 1.690%, VRD	4,000,000	4,000,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-1, 1.480%, VRD	3,310,000	3,310,000
Series B-2, 1.550%, VRD	3,720,000	3,720,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University), Series A, 1.610%, VRD	100,000	100,000
Series B, 1.610%, VRD	1,500,000	1,500,000
Series C, 1.550%, VRD	3,900,000	3,900,000
Series D, 1.550%, VRD	5,700,000	5,700,000
St. Charles County Public Water District No. 2 Refunding, Series A, 1.740%, VRD	12,125,000	12,125,000

		44,355,000

Nebraska—1.24%
Douglas County Hospital Authority No. 2 Revenue Refunding (Health Facilities for Children), Series A, 1.540%, VRD	23,870,000	23,870,000
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1, 1.540%, VRD	17,240,000	17,240,000

		41,110,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New Hampshire—0.45%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College), Series B, 1.510%, VRD	$15,100,000	$15,100,000

New Mexico—0.47%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1, 1.730%, VRD	15,675,000	15,675,000

New York—28.18%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A, 1.740%, VRD	3,235,000	3,235,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Series A-1, 1.590%, VRD	62,010,000	62,010,000
Subseries B-1, 1.750%, VRD	12,000,000	12,000,000
Subseries E-1, 1.560%, VRD	33,305,000	33,305,000
Subseries E-1, 1.610%, VRD	21,510,000	21,510,000
Subseries E-5, 1.610%, VRD	25,160,000	25,160,000
New York City Housing Development Corp. Revenue (Royal Properties) (FNMA Insured), Series A, 1.750%, VRD	18,200,000	18,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008), Series BB-2, 1.530%, VRD	34,715,000	34,715,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A, 1.530%, VRD	84,350,000	84,350,000
Series DD-2, 1.550%, VRD	14,425,000	14,425,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Series C, 1.750%, VRD	21,690,000	21,690,000
Subseries A-4, 1.590%, VRD	19,750,000	19,750,000
Subseries A-4, 1.600%, VRD	17,825,000	17,825,000
Subseries D-4, 1.600%, VRD	79,600,000	79,600,000
Subseries E-4, 1.550%, VRD	15,070,000	15,070,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(continued)
New York City, Series F, Subseries F-3, 1.550%, VRD	$57,080,000	$57,080,000
Subseries B-3, 1.760%, VRD	2,000,000	2,000,000
Subseries D-4, 1.590%, VRD	45,150,000	45,150,000
Subseries L-4, 1.610%, VRD	46,855,000	46,855,000
New York Dormitory Authority Revenues State Supported Debt (University of Rochester), Series A, 1.550%, VRD	7,545,000	7,545,000
New York State Dormitory Authority Revenue (Cornell University), Series A, 1.740%, VRD	2,530,000	2,530,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A, 1.730%, VRD	58,445,000	58,445,000
Series A-2, 1.730%, VRD	33,725,000	33,725,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, 1.750%, VRD	3,700,000	3,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Senior Community, Inc.), 1.770%, VRD	4,565,000	4,565,000
New York State Dormitory Authority Revenue Non-State Supported Debt (St. John’s University), Series B-1, 1.740%, VRD	13,000,000	13,000,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D, 1.720%, VRD	57,455,000	57,455,000
New York State Dormitory Authority Revenue State Supported Debt (University of Rochester), Series B, 1.550%, VRD	2,025,000	2,025,000
New York State Housing Finance Agency Revenue (Dock Street), Series A, 1.750%, VRD	24,475,000	24,475,000
New York State Housing Finance Agency Revenue (Housing-Dock Street), Series A, 1.750%, VRD	1,800,000	1,800,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5, 1.730%, VRD	4,755,000	4,755,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
New York—(concluded)
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A, 1.730%, VRD	$2,750,000	$2,750,000
Triborough Bridge & Tunnel Authority 1.550%, VRD	99,085,000	99,085,000
Triborough Bridge & Tunnel Authority Revenue (General), Series B, 1.740%, VRD	8,000,000	8,000,000

		937,785,000

North Carolina—0.83%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured), Series E, 1.590%, VRD	27,670,000	27,670,000

Ohio—0.92%
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B, 1.750%, VRD	24,460,000	24,460,000
Ohio (Common Schools), Series B, 1.700%, VRD	1,270,000	1,270,000
Series D, 1.700%, VRD	4,735,000	4,735,000

		30,465,000

Oregon—0.34%
Oregon Health & Science University Revenue, Series C, 1.610%, VRD	11,170,000	11,170,000

Pennsylvania—3.25%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University), 1.600%, VRD	19,500,000	19,500,000
Allegheny County Industrial Development Authority Revenue (Education Center Watson), 1.760%, VRD	9,600,000	9,600,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship), 1.760%, VRD	14,045,000	14,045,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B, 1.720%, VRD	11,900,000	11,900,000
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University), Second Series, 1.730%, VRD	8,665,000	8,665,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2, 1.720%, VRD	$15,500,000	$15,500,000
Series B-3, 1.750%, VRD	8,900,000	8,900,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B, 1.760%, VRD	20,205,000	20,205,000

		108,315,000

Rhode Island—0.27%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology), 1.770%, VRD	1,100,000	1,100,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project), 1.550%, VRD	7,730,000	7,730,000

		8,830,000

South Carolina—0.30%
Richland County General Obligation Unlimited Notes, 3.000%, due 02/27/19	10,000,000	10,100,667

Tennessee—1.98%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A, 1.850%, VRD	2,100,000	2,100,000
Montgomery County Public Building Authority Pooled Financing Revenue (Tennessee County Loan Pool), 1.620%, VRD	55,100,000	55,100,000
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1, 1.770%, VRD	8,800,000	8,800,000

		66,000,000

Texas—8.23%
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-1, 1.620%, VRD	45,880,000	45,880,000
Subseries C-2, 1.620%, VRD	42,545,000	42,545,000

Security description	Face Amount	Value
Municipal bonds and notes—(continued)
Texas—(concluded)
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems), Series A-1, 1.620%, VRD	$2,005,000	$2,005,000
Series A-2, 1.620%, VRD	39,505,000	39,505,000
Harris County Hospital District Revenue Refunding (Senior Lien), 1.800%, VRD	1,860,000	1,860,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil), 1.570%, VRD	23,900,000	23,900,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project), 1.570%, VRD	5,160,000	5,160,000
Texas State, Revenue Bonds, 4.000%, due 08/30/18	50,000,000	50,505,336
Texas State, Veteran Bonds, 1.820%, VRD	46,520,000	46,520,000
University of Texas Permanent University (Funding System), Series A, 1.650%, VRD	1,900,000	1,900,000
University of Texas University Revenues Refunding (Financing System), Series B, 1.650%, VRD	14,000,000	14,000,000

		273,780,336

Utah—1.99%
Murray City Hospital Revenue (IHC Health Services, Inc.), Series C, 1.570%, VRD	64,335,000	64,335,000
Series D, 1.540%, VRD	1,755,000	1,755,000

		66,090,000

Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical), Series A, 1.760%, VRD	19,885,000	19,885,000
Series D, 1.770%, VRD	33,055,000	33,055,000

		52,940,000

Washington—0.03%
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace), 1.770%, VRD	950,000	950,000

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Security description	Face Amount	Value
Municipal bonds and notes—(concluded)
Wisconsin—0.78%
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care, Inc.), Series D, 1.730%, VRD	$26,085,000	$26,085,000
Total municipal bonds and notes (cost—$3,153,001,901)		3,153,001,901

Tax-exempt commercial paper—5.06%
California—0.36%
San Diego County Water Authority, 1.540%, due 05/04/18	12,000,000	12,000,000

Connecticut—0.45%
Yale University, 1.230%, due 05/03/18	15,000,000	15,000,000

District of Columbia—0.09%
Washington D.C. Metropolitan Airport Authority, 1.670%, due 05/24/18	3,000,000	3,000,000

Florida—0.30%
Miami-Dade County Water & Sewer Revenue, 1.370%, due 05/10/18	10,000,000	10,000,000

Illinois—0.45%
Illinois Educational Facilities Authority Revenue, 1.630%, due 06/06/18	15,000,000	15,000,000

Maryland—0.10%
Montgomery County, 1.320%, due 05/08/18	3,250,000	3,250,000

New York—1.26%
New York State Power Authority, 1.730%, due 05/22/18	22,000,000	22,000,000
1.750%, due 05/10/18	5,100,000	5,100,000
1.790%, due 05/09/18	14,862,000	14,862,000

		41,962,000

Security description	Face Amount	Value
Tax-exempt commercial paper—(concluded)
Ohio—0.40%
Cleveland Clinic, 1.320%, due 06/14/18	$8,300,000	$8,300,000
1.750%, due 07/12/18	5,000,000	5,000,000

		13,300,000

Texas—0.94%
Lower Colorado River Authority 1.500%, due 06/01/18	13,315,000	13,315,000
Methodist Hospital, 1.380%, due 05/23/18	15,000,000	15,000,000
University of Texas, 1.500%, due 05/01/18	3,000,000	3,000,000

		31,315,000

Virginia—0.71%
University of Virginia, 1.620%, due 05/08/18	23,500,000	23,500,000
Total tax-exempt commercial paper (cost—$168,327,000)		168,327,000
Total investments (cost—$3,321,328,901 which approximates cost for federal income tax purposes)—99.80%		3,321,328,901

Other assets in excess of liabilities—0.20%		6,632,662
Net assets—100.00%		$3,327,961,563

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments, please refer to page 30.

Tax-Free Master Fund

Portfolio of investments—April 30, 2018

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Municipal bonds and notes	$—	$3,153,001,901	$—	$3,153,001,901
Tax-exempt commercial paper	—	168,327,000	—	168,327,000
Total	$—	$3,321,328,901	$—	$3,321,328,901

At April 30, 2018, there were no transfers between Level 1 and Level 2.

Portfolio footnote

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2018, the value of these securities amounted to $34,900,000, representing 1.05% of net assets.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
STRIP	Separated Trading of Registered Interest and Principal of Securities
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of April 30, 2018 and reset periodically.

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Assets:
Investments, at value (cost—$7,010,558,992; $11,433,469,154; $10,500,208,453; $1,907,302,452 and $3,321,328,901, respectively)	$7,010,819,072	$11,433,469,154	$10,500,208,453	$1,907,302,452	$3,321,328,901
Repurchase agreements, at value (cost—$760,000,000; $4,233,000,000; $7,667,000,000; $460,600,000 and $0, respectively)	760,000,000	4,233,000,000	7,667,000,000	460,600,000	—
Total investments in securities, at value (cost—$7,770,558,992; $15,666,469,154; $18,167,208,453; $2,367,902,452 and $3,321,328,901, respectively)	$7,770,819,072	$15,666,469,154	$18,167,208,453	$2,367,902,452	$3,321,328,901
Cash	592,306	5,055,929	4,814,993	1,389,419	4,314,120
Receivable for interest	4,869,235	6,719,028	1,815,165	1,237,232	7,018,978
Total assets	7,776,280,613	15,678,244,111	18,173,838,611	2,370,529,103	3,332,661,999

Liabilities:
Payable for investments purchased	—	—	142,336,699	—	4,430,697
Payable to affiliate	629,736	1,313,021	1,556,923	193,506	269,739
Total liabilities	629,736	1,313,021	143,893,622	193,506	4,700,436

Net assets, at value	$7,775,650,877	$15,676,931,090	$18,029,944,989	$2,370,335,597	$3,327,961,563

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the year ended April 30, 2018

	Prime Master Fund	Government Master Fund	Treasury Master Fund	Prime CNAV Master Fund	Tax-Free Master Fund
Investment income:
Interest	$89,022,480	$184,734,498	$210,331,779	$26,464,033	$27,771,259
Expenses:
Investment advisory and administration fees	5,927,289	15,708,837	17,729,298	1,806,877	2,667,036
Trustees’ fees and expenses	49,031	105,106	137,943	26,756	30,985
Total expenses	5,976,320	15,813,943	17,867,241	1,833,633	2,698,021
Fee waivers by investment advisor	(1,264,504)	—	—	—	—
Net expenses	4,711,816	15,813,943	17,867,241	1,833,633	2,698,021
Net investment income	84,310,664	168,920,555	192,464,538	24,630,400	25,073,238
Net realized gains (losses)	8,663	(140,090)	28,283	169	—
Net change in unrealized depreciation	(386,387)	—	—	—	—
Net increase in net assets resulting from operations	$83,932,940	$168,780,465	$192,492,821	$24,630,569	$25,073,238

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$84,310,664	$40,612,757
Net realized gains	8,663	1,410,069
Net change in unrealized appreciation/depreciation	(386,387)	646,467
Net increase in net assets resulting from operations	83,932,940	42,669,293
Net increase (decrease) in net assets from beneficial interest transactions	4,530,600,138	(14,078,817,840)
Net increase (decrease) in net assets	4,614,533,078	(14,036,148,547)
Net assets:

Beginning of year	3,161,117,799	17,197,266,346
End of year	$7,775,650,877	$3,161,117,799

	Government Master Fund
	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
From operations:

Net investment income	$168,920,555	$63,785,214
Net realized gains (losses)	(140,090)	461,078
Net increase in net assets resulting from operations	168,780,465	64,246,292
Net increase (decrease) in net assets from beneficial interest transactions	(1,871,947,478)	17,315,851,811
Net increase (decrease) in net assets	(1,703,167,013)	17,380,098,103
Net assets:

Beginning of period	17,380,098,103	—
End of period	$15,676,931,090	$17,380,098,103

[1]	Commencement of operations.

	Treasury Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$192,464,538	$60,206,540
Net realized gains	28,283	207,023
Net increase in net assets resulting from operations	192,492,821	60,413,563
Net increase (decrease) in net assets from beneficial interest transactions	(357,542,511)	6,250,670,117
Net increase (decrease) in net assets	(165,049,690)	6,311,083,680
Net assets:

Beginning of year	18,194,994,679	11,883,910,999
End of year	$18,029,944,989	$18,194,994,679

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$24,630,400	$6,443,318
Net realized gains	169	6,162
Net increase in net assets resulting from operations	24,630,569	6,449,480
Net increase in net assets from beneficial interest transactions	1,009,547,304	836,608,628
Net increase in net assets	1,034,177,873	843,058,108
Net assets:

Beginning of year	1,336,157,724	493,099,616
End of year	$2,370,335,597	$1,336,157,724

	Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
From operations:

Net investment income	$25,073,238	$7,472,525
Net realized gains	—	—
Net increase in net assets resulting from operations	25,073,238	7,472,525
Net increase in net assets from beneficial interest transactions	985,153,890	933,174,322
Net increase in net assets	1,010,227,128	940,646,847
Net assets:

Beginning of year	2,317,734,435	1,377,087,588
End of year	$3,327,961,563	$2,317,734,435

See accompanying notes to financial statements.

Prime Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.08%	0.09%	0.10%	0.10%	0.10%
Net investment income	1.41%	0.52%	0.26%	0.11%	0.11%
Supplemental data:
Total investment return[1]	1.38%	0.64%	0.26%	0.11%	0.11%
Net assets, end of year (000’s)	$7,775,651	$3,161,118	$17,197,266	$14,120,131	$15,763,737

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.08%[2]
Net investment income	1.07%	0.43%[2]
Supplemental data:
Total investment return[3]	1.08%	0.35%
Net assets, end of period (000’s)	$15,676,931	$17,380,098

[1]	Commencement of operations.
[2]	Annualized.
[3]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.09%	0.06%	0.06%
Net investment income	1.08%	0.39%	0.08%	0.01%	0.01%
Supplemental data:
Total investment return[1]	1.08%	0.38%	0.09%	0.01%	0.01%
Net assets, end of year (000’s)	$18,029,945	$18,194,995	$11,883,911	$12,636,284	$12,511,157

[1]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Years ended April 30,		For the period from January 19, 2016[1] to April 30, 2016
	2018	2017
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%[2]
Expenses after fee waivers	0.10%	0.10%	0.00%[2,3]
Net investment income	1.34%	0.66%	0.43%[2]
Supplemental data:
Total investment return[4]	1.32%	0.62%	0.12%
Net assets, end of period (000’s)	$2,370,336	$1,336,158	$493,100

[1]	Commencement of operations.
[2]	Annualized.
[3]	Amount represents less than 0.005%.
[4]	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Tax-Free Master Fund

Financial highlights

Selected financial data throughout each year is presented below:

	Years ended April 30,
	2018	2017	2016	2015	2014
Ratios to average net assets:
Expenses before fee waivers	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%	0.10%	0.04%	0.04%	0.07%
Net investment income	0.93%	0.50%	0.03%	0.01%	0.01%
Supplemental data:
Total investment return[1]	0.91%	0.46%	0.03%	0.01%	0.02%
Net assets, end of year (000’s)	$3,327,962	$2,317,734	$1,377,088	$1,355,019	$1,391,038

1	The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements

Organization and significant accounting policies

Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Prime Master Fund, Treasury Master Fund, and Tax-Free Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016 and Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) Inc. (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

In October 2016, the SEC adopted new rules and forms, and amendments to certain current rules and forms, to modernize reporting and disclosure of information by registered investment companies. The amendments to Regulation S-X require standardized, enhanced disclosure about derivatives in investment company financial statements, and change the rules governing the form and content of such financial statements. The amendments to Regulation S-X took effect on August 1, 2017. Management has assessed the impact of these regulatory developments, and the changes are incorporated within the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Until October 11, 2016, Prime Master Fund valued its investments at amortized cost. Effective October 11, 2016, consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of Prime Master Fund is calculated using market-based values, and the price of its beneficial interests fluctuate.

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund and Treasury Master Fund have adopted a policy to operate as “government money market funds”.

Master Trust

Notes to financial statements

Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Effective October 14, 2016, Prime CNAV Master Fund and Tax-Free Master Fund became “retail money market funds”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as “retail money market funds”, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund value their investments at amortized cost unless the Master Trust’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Master Funds’ portfolio investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee and/or redemption gates—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from each of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund or a redemption gate to temporarily restrict redemptions from those Master Funds in the event that any of Prime Master Fund’s liquidity, Prime CNAV Master Fund’s liquidity and/or Tax-Free Master Fund’s liquidity, respectively, falls below required minimums because of market conditions or other factors. If Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets fall below 30% of the Fund’s total assets, the board is

Master Trust

Notes to financial statements

permitted, but not required, to: (i) impose a liquidity fee of no more than 2% of the amount redeemed; and/or (ii) impose a redemption gate to temporarily suspend the right of redemption. If any of Prime Master Fund’s, Prime CNAV Master Fund’s or Tax-Free Master Fund’s weekly liquid assets falls below 10% of the Fund’s total assets, the relevant Fund must impose, generally as of the beginning of the next business day, a liquidity fee of 1% of the amount redeemed unless the Board determines that such a fee would not be in the best interest of the Fund or determines that a lower or higher fee (subject to the 2% limit) would be in the best interest of the Fund. Liquidity fees would reduce the amount an interestholder receives upon redemption of its beneficial interests. Each of Prime Master Fund, Prime CNAV Master Fund, and Tax-Free Master Fund retains the liquidity fees for the benefit of remaining interest holders. For the year ended April 30, 2018, the Board of Prime Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund did not impose any liquidity fees and/or redemption gates.

By operating as “government money market funds”, Government Master Fund and Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee and/or temporary redemption gates. While the Board may elect to subject Government Master Fund and Treasury Master Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Prime Master Fund, Government Master Fund, Treasury Master Fund, and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies; Tax-Free Master Fund generally would only engage in repurchase agreement transactions as temporary or defensive investments.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Master Trust

Notes to financial statements

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At April 30, 2018, each Master Fund owed UBS AM for investment advisory and administration services as follows:

Fund	Amounts owed to UBS AM
Prime Master Fund	$629,736
Government Master Fund	1,313,021
Treasury Master Fund	1,556,923
Prime CNAV Master Fund	193,506
Tax-Free Master Fund	269,739

In exchange for these fees, UBS AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of each Master Fund’s average daily net assets. At April 30, 2018, UBS AM did not owe the Master Funds any additional reductions in management fees for independent trustees’ fees and expenses.

Effective February 1, 2017 through October 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.04% of its management fee. Effective November 1, 2017 through December 31, 2017, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.02% of its management fee. Effective January 1, 2018 through January 31, 2018, with respect to Prime Master Fund only, UBS AM agreed to voluntarily waive 0.01% of its management fee. At April 30, 2018, UBS AM owed Prime Master Fund, and for the year ended April 30, 2018, UBS AM voluntarily waived, the below amounts; amounts waived are not subject to future recoupment:

Fund	Amount owed by UBS AM	Amount waived by UBS AM
Prime Master Fund	$—	$1,264,504

Master Trust

Notes to financial statements

In addition, UBS AM may voluntarily undertake to waive fees in the event that Master Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At April 30, 2018, and during the year ended April 30, 2018, UBS AM did not owe and/or waive fees under such an additional fee waiver undertaking. Such waived fees are not subject to future recoupment.

Additional information regarding compensation to affiliate of a board member

Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being considered an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions.

During the year ended April 30, 2018, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$—
Government Master Fund	168,194,571
Treasury Master Fund	—
Prime CNAV Master Fund	—
Tax-Free Master Fund	712,146,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Funds’ investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Beneficial interest transactions

Prime Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$13,108,820,052	$18,343,964,701
Withdrawals	(8,578,219,914)	(32,422,782,541)
Net increase (decrease) in beneficial interest	$4,530,600,138	$(14,078,817,840)

Government Master Fund

	For the year ended April 30, 2018	For the period from June 24, 2016[1] to April 30, 2017
Contributions	$41,851,410,669	$51,345,380,769
Withdrawals	(43,723,358,147)	(34,029,528,958)
Net increase (decrease) in beneficial interest	$(1,871,947,478)	$17,315,851,811

Master Trust

Notes to financial statements

Treasury Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$36,198,417,823	$38,470,416,999
Withdrawals	(36,555,960,334)	(32,219,746,882)
Net increase (decrease) in beneficial interest	$(357,542,511)	$6,250,670,117

Prime CNAV Master Fund

	For the years ended April 30,
	2018	2017
Contributions	$2,253,080,114	$1,943,132,148
Withdrawals	(1,243,532,810)	(1,106,523,520)
Net increase in beneficial interest	$1,009,547,304	$836,608,628

Tax-Free Master Fund
	For the years ended April 30,
	2018	2017
Contributions	$2,439,842,988	$3,412,226,666
Withdrawals	(1,454,689,098)	(2,479,052,344)
Net increase in beneficial interest	$985,153,890	$933,174,322

[1]	Commencement of operations.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Prime Master Fund

Gross unrealized appreciation	$745,460
Gross unrealized depreciation	(485,380)
Net unrealized appreciation	$260,080

Master Trust

Notes to financial statements

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded, as of April 30, 2018, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended April 30, 2018, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2018, and since inception for the Government Master Fund and the Prime CNAV Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and the Board of Trustees of Master Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Master Trust (the “Trust”), (comprising Prime Master Fund, Government Master Fund, Treasury Master Fund, Prime CNAV Master Fund and Tax-Free Master Fund (collectively referred to as the “Funds”)), including the portfolios of investments, as of April 30, 2018, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Master Trust at April 30, 2018, the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Funds comprising the Master Trust	Statement of operations	Statement of changes in net assets	Financial highlights
Prime Master Fund Treasury Master Fund Tax-Free Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the five years in the period ended April 30, 2018
Government Master Fund	For the year ended April 30, 2018	For the year ended April 30, 2018 and the period from June 24, 2016 (commencement of operations) through April 30, 2017
Prime CNAV Master Fund	For the year ended April 30, 2018	For each of the two years in the period ended April 30, 2018	For each of the two years in the period ended April 30, 2018 and the period from January 19, 2016 (commencement of operations) through April 30, 2016

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and

Master Trust

Report of Independent Registered Public Accounting Firm

brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more UBS investment companies since 1978.

New York, New York

June 29, 2018

Master Trust

General information (unaudited)

Monthly and quarterly portfolio holdings disclosure

The Master Funds will file their complete schedules of portfolio holdings with the US Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfunds. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund and Prime CNAV Master Fund is available on a weekly basis at the same Web address.

Proxy voting policies, procedures and record

You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647- 1568, online on UBS’s Web site: www.ubs.com/ubsam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Master Trust

Supplemental information (unaudited)

Board of Trustees & Officers

The Funds are governed by a Board of Trustees which oversees each Fund’s operations. Each trustee serves an indefinite term of office. Officers are appointed by the trustees and serve at the pleasure of the Board. The table below shows, for each trustee and officer, his or her name, address and age, the position held with the Trust, the length of time served as a trustee or officer of the Trust, the trustee’s or officer’s principal occupations during the last five years, the number of funds in the UBS fund complex overseen by the trustee or for which a person served as an officer, and other directorships held by the trustee.

The Funds’ Statement of Additional Information contains additional information about the trustees and is available, without charge, upon request by calling 1-800-647 1568.

Interested Trustee

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Meyer Feldberg[2]; 76 Morgan Stanley 1585 Broadway 36th Floor New York, NY 10036	Trustee and Chairman of the Board of Trustees	Since 2007 (Trustee); Since November 2017 (Chairman of the Board of Trustees)	Professor Feldberg is Dean Emeritus and Professor of Leadership and Ethics at Columbia Business School, although on an extended leave of absence. He is also a senior advisor to Morgan Stanley (financial services) (since 2005). Professor Feldberg also served as President of New York City Global Partners (an organization located in part of the Office of the Mayor of the City of New York that promoted interaction with other cities around the world (2007 to 2014). Prior to 2004, he was Dean and Professor of Management and Ethics of the Graduate School of Business at Columbia University (since 1989). From 1992 to 2016, Professor Feldberg was a director of Macy’s, Inc. (operator of department stores). From 1997 to 2017, Professor Feldberg was a director of Revlon, Inc. (cosmetics).	Professor Feldberg is a director or trustee of 12 investment companies (consisting of 50 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.	Professor Feldberg is also a director of the New York City Ballet.

Master Trust

Supplemental information (unaudited)

Independent Trustees

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Alan S. Bernikow; 77 207 Benedict Ave. Staten Island, NY 10314	Trustee	Since 2007	Mr. Bernikow is retired. Previously, he was deputy chief executive officer at Deloitte & Touche (international accounting and consulting firm). From 2003 to March 2017, Mr. Bernikow was also a director of Destination XL Group, Inc. (menswear) (and served as a member of its nominating and corporate governance committee).	Mr. Bernikow is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Bernikow is also a director of Revlon, Inc. (cosmetics) (and serves as the chair of its audit committee and as the chair of its compensation committee), the lead director of Mack-Cali Realty Corporation (real estate investment trust) (and serves as the chair of its audit committee). He is also director of FCB Financial Holdings, Inc. (banking) (and serves as the chair of its audit committee and member of the nominating and governance committee and compensation committee).
Richard R. Burt; 71 McLarty Associates 900 17th Street, N.W. Washington, D.C. 20006	Trustee	Since 2007	Mr. Burt is a managing director of McLarty Associates (a consulting firm) (since 2007). He was chairman of IEP Advisors (international investments and consulting firm) until 2009.	Mr. Burt is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Burt is also a director of The Central Europe, Russia and Turkey Fund, Inc., The European Equity Fund, Inc., and The New Germany Fund, Inc. (and serves as a member of each such fund’s audit, nominating and governance committees).
Bernard H. Garil; 78 6754 Casa Grande Way Delray Beach, FL 33446	Trustee	Since 2007	Mr. Garil is retired (since 2001). He was a managing director at PIMCO Advisory Services (from 1999 to 2001) where he served as president of closed-end funds and vice-president of the variable insurance product funds advised by OpCap Advisors (until 2001).	Mr. Garil is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	Mr. Garil is also a director of OFI Global Trust Company (commercial trust company), The Leukemia & Lymphoma Society (voluntary health organization) and a trustee for the Brooklyn College Foundation, Inc. (charitable foundation).

Master Trust

Supplemental information (unaudited)

Independent Trustees (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by trustee	Other directorships held by trustee
Heather R. Higgins; 58 c/o Keith A. Weller, Assistant Fund Secretary UBS Asset Management (Americas) Inc. 1285 Avenue of the Americas New York, NY 10019	Trustee	Since 2007	Ms. Higgins is the president and director of The Randolph Foundation (charitable foundation) (since 1991). Ms. Higgins also serves (or has served) on the boards of several non-profit charitable groups, including the Independent Women’s Forum (chairman) and the Philanthropy Roundtable (vice chairman). She also serves on the board of the Hoover Institution (from 2001 to 2007 and since 2009).	Ms. Higgins is a director or trustee of 7 investment companies (consisting of 45 portfolios) for which UBS AM serves as investment advisor or manager.	None

[1]	Each trustee holds office for an indefinite term.
[2]	Professor Feldberg is deemed an “interested person” of the Trust as defined in the Investment Company Act because he is a senior advisor to Morgan Stanley, a financial services firm with which the Trust may conduct transactions.

Master Trust

Supplemental information (unaudited)

Officers

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Rose Ann Bubloski[2]; 50	Vice President and Assistant Treasurer	Since 2011	Ms. Bubloski is a director (since 2012) (prior to which she was an associate director (from 2008 to 2012)) and a senior manager of product control and investment support (previously named registered fund product control) UBS Asset Management (Americas) Inc. and/or UBS Asset Management (US) Inc. (“UBS AM—Americas region”). Ms. Bubloski is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Mark E. Carver[2]; 54	President	Since 2010	Mr. Carver is a managing director and head of product development and management for UBS AM—Americas region (since 2008). In this role, he oversees product development and management for both wholesale and institutional businesses. He is chair of the Americas Product Structuring Committee. Mr. Carver is president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Franklin P. Dickson[2]; 39	Vice President	Since 2017	Mr. Dickson is an associate director (since 2015) and tax compliance manager (since October 2017) (prior to which he was a product controller (from 2015 to 2017) of product control and investment support (previously named registered fund product control) of UBS AM—Americas region. From 2013 through 2015, Mr. Dickson was fund administration and compliance manager for U.S. Bancorp Fund Services, LLC, and from 2008 through 2013, Mr. Dickson was vice president, client service manager at BNY Mellon Asset Servicing. Mr. Dickson is a vice president of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Lisa N. DiPaolo[2]; 40	Vice President	Since 2015	Ms. DiPaolo is a director (since 2008) and portfolio manager (since 2015) at UBS AM—Americas region. Ms. DiPaolo joined UBS AM—Americas region in 2000 and has been a municipal securities analyst on the tax-free fixed income team. Ms. DiPaolo is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Elbridge T. Gerry III[2]; 61	Vice President	Since 2007	Mr. Gerry is a managing director and co-head of municipal investments of UBS AM—Americas region (head from 2001 to June 2017; co-head since June 2017). Mr. Gerry is a vice president of two investment companies (consisting of 28 portfolios) for which UBS AM serves as investment advisor or manager.
Charles W. Grande[2]; 54	Vice President	Since 2017	Mr. Grande is a managing director, co-head of municipal investments (since June 2017) and head of municipal credit research (since 2009) with UBS AM—Americas region. Mr. Grande is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Mark F. Kemper[3]; 60	Vice President and Secretary	Since 2007	Mr. Kemper is a managing director and general counsel of UBS AM—Americas region (since 2004). He has been secretary of UBS AM—Americas region (since 2004) and assistant secretary of UBS Asset Management Trust Company (since 1993). Mr. Kemper is a vice president and secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager. Mr. Kemper is employed by UBS Business Solutions US LLC (since January 2017).
Joanne M. Kilkeary[2]; 50	Vice President, Treasurer and Principal Accounting Officer	Since 2007 (Vice President) and since 2017 (Treasurer and Principal Accounting Officer)	Ms. Kilkeary is an executive director (since 2013) (prior to which she was a director (from 2008 to 2013)) and head of regulatory, tax, audit and board governance for product control and investment support (since October 2017) (prior to which she was a senior manager (from 2004 to 2017) of registered fund product control of UBS AM—Americas region). Ms. Kilkeary is a vice president, treasurer and principal accounting officer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (continued)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
William Lawlor[3]; 30	Vice President and Assistant Secretary	Since May 2018	Mr. Lawlor is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2013. Prior to joining UBS AM—Americas region, Mr. Lawlor attended Kent College of Law, where he graduated in 2013. Mr. Lawlor is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
Ryan Nugent[2]; 40	Vice President	Since 2009	Mr. Nugent is an executive director (since 2017) (prior to which he was director (from 2010 to 2017)), and portfolio manager (since 2005) and head of municipal trading (since 2013) of UBS AM—Americas region. Mr. Nugent is a vice president of two investment companies (consisting of 26 portfolios) for which UBS AM serves as investment advisor or manager.
Nancy D. Osborn[2]; 52	Vice President and Assistant Treasurer	Since 2007	Mrs. Osborn is a director (since 2010) (prior to which she was an associate director) and a senior manager of product control and investment support (previously named registered fund product control) of UBS AM—Americas region (since 2006). Mrs. Osborn is a vice president and assistant treasurer of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Frank Pluchino[2]; 58	Chief Compliance Officer	Since 2017	Mr. Pluchino is an executive director with UBS AM—Americas region and is also the chief compliance officer of UBS Hedge Fund Solutions LLC (since 2010). Mr. Pluchino is the chief compliance officer of 15 investment companies (consisting of 71 portfolios) for which UBS AM or one of its affiliates serves as investment advisor or manager.
Robert Sabatino[3]; 44	Vice President	Since 2007	Mr. Sabatino is a managing director (since 2010) (prior to which he was an executive director (since 2007)), head of global liquidity portfolio management (since 2015), head of US taxable money markets (from 2009 to 2015), and portfolio manager of UBS AM—Americas region in the short duration fixed income group (since 2000). Mr. Sabatino is a vice president of three investment companies (consisting of 27 portfolios) for which UBS AM serves as investment advisor or manager.
Eric Sanders[2]; 52	Vice President and Assistant Secretary	Since 2007	Mr. Sanders is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005). Mr. Sanders is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.
Philip Stacey[3]; 33	Vice President and Assistant Secretary	Since May 2018	Mr. Stacey is a director and associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region since 2015. Prior to joining UBS AM—Americas region, Mr. Stacey was a legal associate with the Chicago-based investment manager HFR Asset Management, LLC from 2009 through 2015. Mr. Stacey is a vice president and assistant secretary of 7 investment companies (consisting of 63 portfolios) for which UBS AM serves as investment advisor or manager.
David Walczak[3]; 34	Vice President	Since 2016	Mr. Walczak is an executive director (since 2016), head of US money markets (since 2015) and portfolio manager of UBS AM—Americas region. Mr. Walczak is a vice president of three investment companies (consisting of 41 portfolios) for which UBS AM serves as investment advisor or manager.

Master Trust

Supplemental information (unaudited)

Officers (concluded)

Name, address, and age	Position(s) held with Trust	Term of office[1] and length of time served	Principal occupation(s) during past 5 years
Keith A. Weller[2]; 56	Vice President and Assistant Secretary	Since 2007	Mr. Weller is an executive director and senior associate general counsel with UBS Business Solutions US LLC (since January 2017) and also with UBS AM—Americas region (since 2005) and has been an attorney with affiliated entities since 1995. Mr. Weller is a vice president and assistant secretary of 10 investment companies (consisting of 66 portfolios) for which UBS AM serves as investment advisor or manager.

[1]	Officers of the Trust are appointed by the trustees and serve at the pleasure of the board.
[2]	This person’s business address is 1285 Avenue of the Americas, New York, New York 10019-6028.
[3]	This person’s business address is One North Wacker Drive, Chicago, Illinois 60606.

Trustees

Meyer Feldberg

Chairman

Alan S. Bernikow

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Principal Officers

Mark E. Carver

President

Mark F. Kemper

Vice President and Secretary

Joanne M. Kilkeary

Vice President, Treasurer and

Principal Accounting Officer

Lisa DiPaolo

Vice President

Elbridge T. Gerry III

Vice President

Robert Sabatino

Vice President

David J. Walczak

Vice President

Manager

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

This report is not to be used in connection with the offering of interests in the Funds unless accompanied or preceded by an offering document.

©UBS 2018. All rights reserved.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, New York 10019-6028

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. (The registrant has designated the code of ethics adopted pursuant to Sarbanes-Oxley as a “Code of Conduct” to lessen the risk of confusion with its separate code of ethics adopted pursuant to Rule 17j-1 under the Investment Company Act of 1940, as amended.)

Item 3. Audit Committee Financial Expert.

The registrant’s Board has determined that the following person serving on the registrant’s Audit Committee is an “audit committee financial expert” as defined in item 3 of Form N-CSR: Alan S. Bernikow. Mr. Bernikow is independent as defined in item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees:
For the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate Ernst & Young LLP (EY) audit fees for professional services rendered to the registrant were approximately $242,723 and $227,723, respectively.

Fees included in the audit fees category are those associated with the annual audits of financial statements and services that are normally provided in connection with statutory and regulatory filings.

(b)	Audit-Related Fees:
In each of the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate audit-related fees billed by EY for services rendered to the registrant that are reasonably related to the performance of the audits of the financial statements, but not reported as audit fees, were approximately $14,310 and $14,310, respectively.

Fees included in the audit-related fees category are those associated with the reading and providing of comments on the 2017 and 2016 semiannual financial statements.

There were no audit-related fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(c)	Tax Fees:
In each of the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate tax fees billed by EY for professional services rendered to the registrant were approximately $41,950 and $33,560 respectively.

Fees included in the tax fees category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. This category comprises fees for review of tax compliance, tax return preparation and excise tax calculations.

There were no tax fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees:
In each of the fiscal years ended April 30, 2018 and April 30, 2017, there were no fees billed by EY for products and services, other than the services reported in Item 4(a)-(c) above, rendered to the registrant.

Fees included in the all other fees category would consist of services related to internal control reviews, strategy and other consulting, financial information systems design and implementation, consulting on other information systems, and other tax services unrelated to the registrant.

There were no “all other fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)	(1) Audit Committee Pre-Approval Policies and Procedures:

The registrant’s Audit Committee (“audit committee”) has adopted an “Audit Committee Charter (the “charter”). The charter contains the audit committee’s pre-approval policies and procedures. Reproduced below is an excerpt from the charter regarding pre-approval policies and procedures:

The [audit] Committee shall:

…

2.	Pre-approve (a) all audit and permissible non-audit services[1] to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to UBS AM and any Covered Service Providers, if the engagement relates directly to the operations and financial reporting of the Fund. In carrying out this responsibility, the Committee shall seek periodically from UBS AM and from the independent auditors a list of such audit and permissible non-audit services that can be expected to be rendered to the Fund, UBS AM or any Covered Service Providers by the Fund’s independent auditors, and an estimate of the fees sought to be paid in connection with such services. The Committee has delegated its responsibility to pre-approve any such audit and permissible non-audit services not exceeding $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis to the Chairperson. All such pre-approvals will be reported to the full Committee on a quarterly basis at the Committee’s next regularly scheduled meeting after the pre-approval. The Committee may not delegate to management its responsibility to pre-approve services to be performed by the independent auditor. Requests or applications to provide services that require specific pre-approval by the Committee or the

Chairperson will be submitted by both the Fund’s independent auditors and the Fund’s Treasurer or other designated Fund officer and must include a joint statement as to whether, in their view, the request or application is consistent with SEC rules on auditor independence. From year to year, the Committee shall report to the Board whether this system of pre-approval has been effective and efficient or whether this Charter should be amended to allow for pre-approval pursuant to such policies and procedures as the Committee shall approve, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than UBS AM or the Fund’s officers).

1 The Committee will not approve non-audit services that the Committee believes may taint the independence of the auditors. Currently, permissible non-audit services include any professional services (including tax services) that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment advisor or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible. Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, UBS AM and any service providers controlling, controlled by or under common control with UBS AM that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors (during the fiscal year in which the permissible non-audit services are provided) by (a) the Fund, (b) UBS AM and (c) any entity controlling, controlled by, or under common control with UBS AM that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e) (2)   Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

 Audit-Related Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

Tax Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

All Other Fees:

There were no amounts that were approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant.

There were no amounts that were required to be approved by the audit committee pursuant to the de minimis exception for the fiscal years ended April 30, 2018 and April 30, 2017 on behalf of the registrant’s service providers that relate directly to the operations and financial reporting of the registrant.

(f)	For the fiscal year ended April 30, 2018, if greater than 50%, specify the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons who are not full-time, permanent employees of EY. According to E&Y, such amount was below 50%; therefore, disclosure item not applicable for this filing.

(g)

For the fiscal years ended April 30, 2018 and April 30, 2017, the aggregate fees billed by EY of $318,500 and $172,870, respectively, for non-audit services rendered on behalf of the registrant (“covered”), its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser (“non-covered”) that provides ongoing services to the registrant for each of the last two fiscal years of the registrant is shown in the table below:

	2018	2017
Covered Services	$56,260	$47,870
Non-Covered Services	262,240	125,000

(h)

The registrant’s audit committee was not required to consider whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies Not applicable to the registrant.

Item 13. Exhibits.

(a)	(1) Code of Ethics as required pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (and designated by registrant as a “Code of Conduct”) is filed herewith as Exhibit EX-99.CODE ETH.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)

(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

(c)	Disclosure pursuant to Section 13(r) of the Securities Exchange Act of 1934, as amended, is attached hereto as Exhibit EX-99.IRANNOTICE.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	July 9, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	July 9, 2018